As filed with the U.S. Securities and Exchange Commission on April 16, 2010
File No. 033-47287
File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. __ [ ]
Post-Effective Amendment No. 81 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 82

(Check appropriate box or boxes.)

THE UBS FUNDS
(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois  60606
(Address of Principal Executive Office)    (Zip Code)

Registrant’s Telephone Number, including Area Code 312-525-7100

Mark F. Kemper
UBS Global Asset Management
One North Wacker
Chicago, Illinois  60606
(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b)
____ on [Date] pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
_X_ 75 days after filing pursuant to paragraph (a)(2)
____on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the UBS Market Neutral Multi-Strategy Fund. No other information relating to any other series of the Registrant is amended or superseded hereby.

Subject to completion, April 16, 2010

The UBS Funds

UBS Market Neutral Multi-Strategy Fund

Class A (ticker symbol)
Class C (ticker symbol)
Class Y (ticker symbol)

Prospectus

June 30, 2010

This prospectus offers Class A, Class C and Class Y shares in the UBS Market Neutral Multi-Strategy Fund (the “Fund”), a series of The UBS Funds (the “Trust”).  Each class has different sales charges and ongoing expenses.  You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your Fund shares.  Class Y shares are available only to certain types of investors.

As with all mutual funds, the U.S.  Securities and Exchange Commission (“SEC”) has not approved or disapproved the Fund’s shares or determined whether this prospectus is complete or accurate.  To state otherwise is a crime.

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the SEC is effective.  The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Not FDIC Insured. May lose value. No bank guarantee.

Contents

The UBS Funds
What every investor should know about the Fund

Fund Summary                                                               Page 1

More information about the Fund
Investment objective, strategies, securities selection and risks                                                              Page 6

Your investment
Information for managing your Fund account

Managing your Fund account                                                                                                                 Page 11
—Flexible pricing
—Buying shares
—Selling shares
—Exchanging shares
—Pricing and valuation

Additional information
Additional important information about the Fund

Management                                                                                                                                               Page 25

Disclosure of portfolio holdings                                                                                                                   Page 26

Dividends and taxes                                                                                                                                  Page 28

Financial highlights                                                                                                                                   Page 30

Where to learn more about the Fund                                                                                                      Back cover

Please find the UBS Funds’ privacy notice inside the back cover of this prospectus.

The Fund is not a complete or balanced investment program.

Fund Summary

Investment objective
Maximize total return, consisting of capital appreciation and current income, while neutralizing the general risks associated with stock market investing.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a sales charge waiver or discount.  More information about these discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in “Managing your Fund account” on page 11 of the prospectus and in “Reduced sales charges, additional purchase, exchange and redemption information and other services” on page 41 of the Fund’s statement of additional information (“SAI”).

Shareholder transaction expenses (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None	1.00%	None
Exchange fee	None	None	None
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Class Y
Management fees	1.25%	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%	None
Other expenses:
Dividend expense and securities loan fees for securities sold short	1.80%	1.80%	1.80%
Other	0.83%	0.83%	0.83%
Total Other Expenses	2.63%	2.63%	2.63%
Total annual Fund operating expenses	4.13%	4.88%	3.88%
Management fee waiver/expense reimbursements	0.58%	0.58%	0.58%
Total annual fund operating expenses after management fee waiver/expense reimbursements(2)	3.55%	4.30%	3.30%

_______________________________________

(1)The fees and expenses are based on estimates.

(2)The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding interest expense, securities loan fees, dividend expense for short sales and expenses incurred through investment in other investment companies) to the extent necessary so that the Fund’s operating expenses (excluding interest expense, securities loan fees, dividend expense for short sales and  expenses incurred through investment in other investment companies), through the fiscal year ending June 30, 2011, do not exceed 1.75% for Class A shares, 2.50% for Class C shares and 1.50% for Class Y shares.  Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years

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following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except as described below.*  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class A	$888	$1,687
Class C (assuming sale of all shares at end of period)	$532	$1,416
Class C (assuming no sale of shares)	$432	$1,416
Class Y	$333	$1,131

_______________________________________

*The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only and the costs for the 3 years reflect the “Total annual fund operating expenses” without any fee waiver and/or expense reimbursement.  If the fee waiver and expense reimbursement continues in effect beyond this year, your costs would be expected to be lower than the amounts shown above under the 3 years estimates.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Strategies
Principal Investments
The Fund seeks to achieve its investment objective by investing principally in equity securities.  Investments by the Fund in equity securities may include, but are not limited to, common stock and preferred stock of issuers in developed nations (including the United States) and emerging markets.  The Fund’s equity investments may include large, intermediate and small capitalization companies.  The Fund will maintain both long positions and short positions in equity securities and securities with equity-like characteristics.  The Fund also may invest in securities convertible into equity securities.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies.  The derivatives in which the Fund may invest include options, futures, forward agreements, total return swap agreements, equity participation notes and equity-linked notes.  The Fund may establish net short or net long positions for individual markets, currencies and securities.

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund equal to 2.75% to 4.75% above the rate of return on 3-month U.S. Treasury bills, net of management fees over rolling five year time

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horizons.  The Advisor does not represent or guarantee that the Fund will meet this total return goal.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”).  To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may borrow money from banks to purchase investments for the Fund.

Management Process
The Fund seeks to generate absolute positive returns by allocating its assets among various distinct equity investment strategies (each a “Fund component” and together, the “Fund components”), which are managed by portfolio management teams at UBS Global Asset Management (Americas) Inc. (the “Advisor” or “UBS Global AM (Americas)”), the investment advisor to the Fund.  Each Fund component is unique in terms of the source of its investment insight, its geographic focus, or both.  Each Fund component employs a market neutral investment strategy designed to generate returns that have a low correlation to the movements in the equity markets in which such Fund component focuses.  A Fund component will purchase securities long that it believes will outperform the market, other Fund securities or both, and sell securities short that are expected to underperform the market, other Fund securities or both.  The Fund engages in its long/short strategies in order to achieve a consistent stream of absolute returns with low correlations to market returns.

The Advisor selects Fund components and allocates the Fund’s assets among the Fund components based on each Fund component’s expected contribution to the risk adjusted investment return of the Fund.  Fund components are chosen by the Advisor in part because the Fund components demonstrate a low correlation of returns versus equity markets and among each other.  The Advisor intends to allocate assets among the Fund components with the goal of providing returns for the Fund that are a function of the Advisor’s stock-level investment insights rather than a function of broad market movements.

In deciding the Fund’s allocation to each Fund component, the Advisor utilizes analytical tools that enable the Advisor to view the entire investment portfolio of the Fund across all underlying components in order to best assess the allocation of Fund assets among these components based on alpha potential and contribution to volatility and to monitor the impact of individual stock positions, both long and short positions, on the Fund’s entire portfolio.

The Fund components utilize fundamental valuation, quantitative research or a combination of both to construct a portfolio.  The investment decisions for certain Fund components are based on price/value discrepancies as identified by the Advisor’s fundamental valuation process.  In selecting securities utilizing the fundamental valuation process, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies.  The investment decisions for other Fund components are based on investment opportunities generated by quantitative research techniques that systematically exploit many small reappearing market anomalies to provide consistent excess returns for the Fund.

Main Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  You may lose money by investing in the Fund.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and

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is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Below are some of the specific risks of investing in the Fund.

Market risk: The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate.  Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.  The Advisor seeks to limit market risk by utilizing a market neutral strategy, however, the Advisor cannot guarantee that its strategy will be successful.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies.  This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell these securities.  In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

IPOs risk: The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates.  The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Foreign investing risk: The value of the Fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar.  Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default.  Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.  These risks are greater for investments in emerging market issuers.  In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Multi-Strategy risk: The risk that the Fund may allocate assets to a Fund Component that underperforms other strategy types.

Short sales risk: There are certain unique risks associated with the use of short sales strategies.  When selling a security short, the Advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer.  The Fund is then obligated to buy the security on a later date so it can return the security to the lender.  Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short.  This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender.  If this occurs at a time when other short sellers of the sale security also want to close out their positions, a “short squeeze” can occur.  A short squeeze occurs when demand is greater than supply for the security sold short.  Moreover, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited.  By contrast, a Fund’s loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security’s value cannot drop below zero.  It is possible that the Fund’s securities held long will decline in value at the same

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time that the value of the securities sold short increases, thereby increasing the potential for loss.

Derivatives risk: The value of “derivatives”—so-called because their value “derives” from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments.  For some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivative.  The risk of investing in certain derivative instruments also may include liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity.  These risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments, including derivatives, to increase potential returns may cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Leverage risk associated with borrowing: The Fund may borrow money from banks to purchase investments for the Fund, which is a form of leverage.  If the Fund borrows money to purchase securities and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not borrow money for investment purposes.  In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund would be less than if borrowing were not used.

Investment results
There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

Investment advisor:
UBS Global AM (Americas) serves as the investment advisor to the Fund.

Portfolio managers:
•	Arthur Gresh, portfolio manager of the Fund since its inception.
•	Ian Paczek, portfolio manager of the Fund since its inception.
•	Scott Bondurant, portfolio manager of the Fund since its inception.

Purchase & Sale of Fund Shares You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.  In general, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

More information about the purchase, redemption or exchange of Fund shares can be found at “Managing your Fund account” in the prospectus and “Reduced sales charges, additional purchase, exchange and redemption information and other services” in the SAI.

Tax Information
The dividends and distributions you receive from the Fund are taxable and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.

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Payments to Broker/Dealers and Other Financial Intermediaries If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s Web site for more information.

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More Information about the Fund

Investment objective, strategies, securities selection and risks

Fund objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income, while neutralizing the general risks associated with stock market investing.  The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without  shareholder approval.

Principal investment strategies
In order to achieve the Fund’s investment objective, the Advisor allocates the Fund’s assets among various distinct investment strategies (each a “Fund component” and together, the “Fund components”), which are managed by portfolio management teams at the Advisor.  Each Fund component principally focuses its investments in equity securities.

Investments by the Fund in equity securities may include, but are not limited to, common stock and preferred stock of issuers in developed nations (including the United States) and emerging markets.  The Fund’s equity investments may include large, intermediate and small capitalization companies.  The Fund will maintain both long positions and short positions in equity securities and securities with equity-like characteristics.  The Fund also may invest in securities convertible into equity securities.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategy.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, total return rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include options, futures, forward agreements, total return swap agreements, equity participation notes and equity-linked notes.  The Fund may establish net short or net long positions for individual markets, currencies and securities.  The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The Fund may invest in derivatives to the extent permitted by the 1940 Act.

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund equal to 2.75% to 4.75% above the rate of return on 3-month U.S. Treasury bills, net of management fees over rolling five year time horizons.  The Advisor does not represent or guarantee that the Fund will meet this total return goal.

The Fund seeks to generate absolute positive returns by allocating its assets among the Fund components.  Each Fund component is unique in terms of the source of its investment insight, its geographic focus, or both.  Each Fund component employs a market neutral investment strategy designed to generate returns that have a low correlation to the movements in the equity markets in which such Fund component focuses.  A Fund component will purchase securities long that it believes will outperform the market, other Fund securities or both, and sell securities short that are expected to underperform the market, other Fund securities or both.  The Fund engages in its long/short strategies in order to achieve a consistent stream of absolute returns with low correlations to market returns.

The Fund’s ability to fully implement its investment strategy may also be affected by the Adviser’s written procedures designed to address potential conflicts that exist where the Adviser manages both long-only and long/short accounts and/or funds.

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UBS Market Neutral Multi-Strategy Fund

For example, the Adviser restricts short sales in excess of a stated amount of the average daily trading volume of a stock if the Adviser deems it may negatively impact the market and drive down the price of a security that is also held in the Adviser’s long only accounts and/or funds. In addition, the Adviser’s procedures require short sales to be executed after long-only sell orders in the same stock if the long-only sell orders are in excess of a stated number of shares. This procedure may delay the short sales and therefore the price at which the short sale is executed. Therefore, the price may be lower than had the long-only order not taken precedence, and the potential benefit of the short sale would be reduced.

The Advisor selects Fund components and allocates the Fund’s assets among the Fund components based on each Fund component’s expected contribution to the risk adjusted investment return of the Fund.  Fund components are chosen by the Advisor in part because the Fund components demonstrate a low correlation of returns versus equity markets and among each other.  The Advisor intends to allocate assets among the Fund components with the goal of providing returns for the Fund that are a function of the Advisor’s stock-level investment insights rather than a function of broad market movements.

In deciding the Fund’s allocation to each Fund component, the Advisor utilizes analytical tools that enable the Advisor to view the entire investment portfolio of the Fund across all underlying components in order to best assess the allocation of Fund assets among these components based on alpha potential and contribution to volatility and to monitor the impact of individual stock positions, both long and short positions, on the Fund’s entire portfolio.

Through its allocations to the Fund components, the Fund aims to have an equal value exposure in its long and short positions.  However, due to market and valuation shifts the Fund may have net long or short exposures.

More about short sales.  When the Fund takes a long position in a security, the Advisor purchases the security outright for the Fund’s portfolio.  When the Fund takes a short position in a security, the Advisor sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed.  To complete or close out the short sale transaction, the Fund buys the same security in the market and returns it to the lender.  The Fund makes money when the market price of the security goes down after the short sale.  Conversely, if the price of the security goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed security than it received.  Until the Fund replaces the borrowed security, the Fund is required to maintain during the period of the short sale the short sale proceeds that the broker holds (which may be invested in equity  securities) and any additional assets the lending broker requires as collateral.  The Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked to market daily.  The Fund is also required to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan.

The Fund may also invest in cash or cash equivalent instruments.  When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents which may affect its ability to pursue its investment objective.

Securities selection
Each Fund component utilizes fundamental valuation, quantitative research or a combination of both to construct its portfolio.

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UBS Market Neutral Multi-Strategy Fund

Fundamental Valuation.  The investment decisions with respect to certain Fund components are based upon price/value discrepancies as identified by the Advisor’s fundamental valuation process.

In selecting securities according to the Advisor’s fundamental valuation process, the Advisor focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price.  In this context, the fundamental value of a given security is the Advisor’s assessment of what a security is worth.  In selecting securities to be held as long positions in the Fund, the Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time.  In selecting securities to be held as short positions in the Fund, the Advisor will select a security whose fundamental value it estimates to be less than its market value at any given time.

For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies.  The Advisor then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of long and short stock positions across industries and countries with meaningful relative price/value discrepancies.

Quantitative Research.  A portion of the Advisor’s investment decisions with respect to the Fund’s portfolio are based upon investment opportunities generated by quantitative research techniques.

The Advisor's quantitative discipline is predicated on the belief that there are many frequently reoccurring market opportunities that can be identified and systematically exploited to provide the Fund with consistent excess returns. In identifying these market opportunities, the Advisor seeks to systematically rank securities as to their relative attractiveness based on a specific set of factors. The Advisor uses a global multi-factor model to evaluate stocks on a combined matrix of five dimensions: valuation, growth, capital use, quality and market behavior while acknowledging distinct factors can drive performance in different regional equity markets and in various sectors. The measures, together with the securities' respective risk attributions, form the building blocks of the targeted portfolio.

The portfolio managers for certain Fund components also may utilize historical modeling and real-time research to predict price movements of stocks associated with certain events, most commonly around major global equity index constituent additions and deletions.

Principal risks
An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.  The other principal risks presented by an investment in the Fund are:

Market risk— The risk that the market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate.  Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.  The Advisor seeks to limit market risk by utilizing a market neutral strategy, however, the Advisor cannot guarantee that its strategy will be successful.

Limited capitalization risk—The risk that investments in small and intermediate capitalization companies may be more volatile than investments in larger companies, as small and intermediate size companies generally experience higher growth and failure rates.  The trading volume of these securities is normally lower than that of larger companies.  Such securities may be less liquid than others and could make it difficult to sell a security

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UBS Market Neutral Multi-Strategy Fund

at a time or price desired.  Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

IPOs risk—Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain.  Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information.  IPOs will frequently be sold within 12 months of purchase.  This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign investing and emerging markets risks— The risk that prices of the Fund’s investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers.  Also, a decline in the value of foreign currencies relative to the US dollar will reduce the value of securities denominated in those currencies.  Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of US issuers.  Each of these risks is more severe for securities of issuers in emerging market countries.

Multi-Strategy risk— The risk that the Fund may allocate assets to a Fund component that underperforms other Fund components.  For example, the Fund may be overweighted in quantitatively oriented strategies when such strategy types are being outperformed by more fundamentally-oriented strategies.

Short sales risk—There are certain unique risks associated with the use of short sales strategies.  When selling a security short, the Advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer.  The Fund is then obligated to buy the security on a later date so it can return the security to the lender.  Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short.  This would occur if the securities lender required the Fund to deliver the securities the Fund had borrowed at the commencement of the short sale and the Fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender.  If this occurs at a time when other short sellers of the sale security also want to close out their positions, a “short squeeze” can occur.  A short squeeze occurs when demand is greater than supply for the security sold short.  Moreover, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited.  By contrast, a Fund’s loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security’s value cannot drop below zero.  It is possible that the Fund’s securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

Derivatives Risk—Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other instruments.  Derivatives require investment techniques and risk analyses different from those of other investments.  If the Advisor incorrectly forecasts the value of securities, currencies, interest rates, total return rates, or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the derivatives.  While some strategies involving derivatives can protect against the risk of loss, the use of derivatives can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in

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UBS Market Neutral Multi-Strategy Fund

other Fund investments.  Derivatives also involve the risk of mispricing or improper valuation, the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index, or overall securities markets, and counterparty and credit risk (the risk that the other party to a swap agreement or other derivative will not fulfill its contractual obligations, whether because of bankruptcy or other default).  Gains or losses involving some options, futures, and other derivatives may be substantial (for example, for some derivatives, it is possible for the Fund to lose more than the amount it invested in the derivatives).  Some derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market changes.  Derivatives are subject to a number of other risks, including liquidity risk (the possible lack of a secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close out the derivatives) and interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations).  Finally, the Fund’s use of derivatives may cause it to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Similarly, total return swap transactions involve greater risks than if the Fund had invested in the underlying asset directly.  The total rate of return of an investment on which a total return swap agreement is based may exhibit substantial volatility and, in any given period, may be positive or negative for the specified period of the total return swap agreement.  In the event the total rate of return of the underlying asset is negative for the specified period of the swap agreement, the Fund will be required to make a payment to the counterparty in addition to the periodic payment required by the swap agreement to cover the decline in value of the underlying asset.  The Fund’s risk of loss, therefore, is increased because the Fund could lose an amount equal to the decrease in value of the underlying asset for the specified period of time, in addition to the periodic payments required by the total return swap agreement. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap agreement.

Leverage risk—The Fund may borrow money from banks to purchase investments, which is a form of leverage, or utilize certain derivatives, which may create leverage.  If the Fund borrows money to purchase securities and its investments decrease in value, the Fund’s losses will be greater than if it did not borrow money for investment purposes.  In addition, if the return on an investment purchased with borrowed funds is not sufficient to cover the cost of borrowing, then the net income of the Fund will be less than if borrowing were not used.  Certain derivatives, including total return swaps, that the Fund may use may also create leverage.  Derivatives that involve leverage can result in losses to the Fund that exceed the amount originally invested in the derivatives.

Other information
Commodity pool operator exemption—The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

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Managing your Fund account

Flexible pricing
The Fund offers three classes of shares - Class A, Class C and Class Y.  Each class has different sales charges and ongoing expenses.  You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund.  Class Y shares are only available to certain types of investors.

The Fund has adopted separate plans pertaining to the Class A and Class C shares of the Fund under rule 12b-1 that allow the Fund to pay service and, for Class C shares, distribution fees, for the sale of the Fund’s shares and services provided to shareholders.  Because the 12b-1 fees for Class C shares are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A and Class C shares.  See “Sales charge waivers for Class A and Class C shares” later in this prospectus.  You may also qualify for a reduced sales charge on Class A shares.  See “Sales charge reductions for Class A shares” later in this prospectus.

Class A shares
Class A shares have a front-end sales charge that is included in the offering price of the Class A shares.  This sales charge is paid at the time of purchase and is not invested in the Fund.  Class A shares pay an annual service fee of 0.25% of average net assets, but they pay no distribution fees.  The ongoing expenses for Class A shares are lower than for Class C shares.

The Class A sales charges for the Fund are described in the following table:

Class A sales charges:

	Sales charge as a percentage of:
Amount of investment	offering price	net amount invested	Reallowance to selected dealers as percentage of offering price
Less than $50,000	5.50%	5.82%	5.00%
$50,000 to $99,999	4.50	4.71	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 and over (1)	None	None	May pay up to 1.00(2)

_______________________________________

(1)A contingent deferred sales charge of 1% of the shares’ offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date.  Class A shares representing reinvestment of dividends are not subject to this 1% charge.  Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the Fund’s Automatic Cash Withdrawal Plan are not subject to this charge.

(2)For sales of $1 million or more, UBS Global Asset Management (US) Inc. pays to the dealer an amount based upon the following schedule: 1.00% on the first $3 million, 0.75% on the next $2 million, and 0.50% on the next $5 million.

If you intend to purchase more than $5 million of Class A shares of the Fund, you should instead purchase Class Y shares, which have lower on-going expenses.

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Class C shares
Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets.  Class C shares also pay an annual 12b-1 service fee of 0.25% of average net assets.  Class C shares do not convert to another class of shares.  This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1.00% applicable if you sell your shares within one year of the date you purchased them.  We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales charge waivers for Class A and Class C shares
Class A front-end sales charge waivers -Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.	Redemptions from any registered mutual fund for which UBS Global AM (US) or any of its affiliates serves as principal underwriter if you:

•	Originally paid a front-end sales charge on the shares; and

•	Reinvest the money within 60 days of the redemption date.

The Fund’s front-end sales charges will also not apply to Class A purchases by or through:

1.
Employees of UBS AG and its subsidiaries and members of the employees’ immediate families; and members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1, 2005) of any investment company for which UBS Global AM (US) or any of its affiliates serve as principal underwriter.

2.	Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

3.	Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

4.
Broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

5.
Employees of broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with UBS Global AM (US) (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of Fund shares), and their immediate family members, as allowed by the internal policies of their employer.

6.	Insurance company separate accounts.

7.	Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

8.	Reinvestment of capital gains distributions and dividends.

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9.	College savings plans organized under Section 529 of the Internal Revenue Code (the “IRC”).

Class A and Class C shares contingent deferred sales charge waivers -The contingent deferred sales charge will be waived for:

•	Redemptions of Class A shares by former holders of Class N shares;

•	Exchanges between funds for which UBS Global AM (US) or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

•	Redemptions following the death or disability of the shareholder or beneficial owner;

•	Tax-free returns of excess contributions from employee benefit plans;

•	Distributions from employee benefit plans, including those due to plan termination or plan transfer;

•	Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

–	are limited annually to no more than 12% of the original account value;

–	are made in equal monthly amounts, not to exceed 1% per month; and

–	the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

•	Redemptions of shares purchased through certain retirement plans.

Sales charge reductions for Class A shares
Right of accumulation.  A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases of Class A shares by combining a current purchase with certain other Class A, Class B, Class C, Class P and/or Class Y shares of Family Funds1 already owned.  To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class B, Class C, Class P and/or Class Y shares, as well as those Class A, Class B, Class C, Class P and/or Class Y shares of your spouse and children under the age of 21 and who reside in the same household.  If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class B, Class C, Class P and/or Class Y shares of the Family Funds.  Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B, Class C, Class P and/or Class Y shares of the Family Funds to determine the front-end sales charge that applies.  To qualify for the discount on a purchase through a financial institution, when each purchase is made, the investor or institution must provide UBS Global AM (US) with sufficient information to verify that the purchase qualifies for the privilege or discount.  The right of accumulation may be amended or terminated by UBS Global AM (US) at any time as to purchases occurring thereafter.

Shares purchased through a broker/dealer may be subject to different procedures concerning Rights of Accumulation.  Please

1	Please note that any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the forms of a Letter of Intent.

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contact your investment professional for more information.

Letter of intent
Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent, which expresses the investor’s intention to invest that amount within a period of 13 months in shares of one or more Family Funds.1  Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent.  A Letter of Intent may include purchases of Class A, Class C and/or Class Y shares made not more than three months prior to the date that the investor signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions.  Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated.  The minimum initial investment under a Letter of Intent is 5% of such amount, which must be invested immediately.  Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased.  When the full amount indicated has been purchased, the escrow will be released.  If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter of Intent forms may be obtained from UBS Global AM (US) or from investment professionals.  Investors should read the Letter of Intent carefully.

Shares purchased through a broker/dealer may be subject to different procedures concerning Letters of Intent.  Please contact your investment professional for more information.

Note on sales charge reductions and waivers for Class A and Class C shares
Additional information concerning sales charge reductions and waivers is available in the Fund’s SAI.  If you think you qualify for any of the sales charge waivers or reductions described previously, you may need to notify and/or provide documentation to UBS Global AM (US).  You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints.  Information you may need to provide to UBS Global AM (US) may include:

•	Information or records regarding shares of the Fund or other funds held in all accounts at any financial intermediary;

•	Information or records regarding shares of the Fund or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

•	Any information that may be necessary for UBS Global AM (US) to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your investment professional or call 1-800-647 1568.  If you want information on the

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Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.  Also, information regarding the Fund’s distribution arrangements and the applicable sales charge reductions and waivers is available on the Fund’s Web Site, free of charge, at http://www.ubs.com/1/e/globalam/Americas/globalamus/globalamusii/ii_mutual_funds.html.

Class Y shares
Shareholders pay no front-end sales charges on Class Y shares.  However, UBS Global AM (US), as principal underwriter of the Fund, may make payments out of its own resources, to affiliated (UBS Financial Services Inc.) and unaffiliated dealers, pursuant to written dealer agreements as follows: a one time finder’s fee consistent with the Fund’s Class A share Reallowance to Selected Dealers’ schedule (see page 12) and beginning in month 13, an ongoing fee in an amount up to 20 basis points.  UBS Global AM (US) does not make these payments on employee related Class Y share accounts and reserves the right not to make these payments if it determines, in its sole discretion, that a dealer has been acting to the detriment of the Fund.  The one time finder’s fee is calculated on the date of purchase and may be paid in four equal installments over the first 12 months of ownership.  UBS Global AM (US) reserves the right to suspend these payments at any time in its sole discretion.

The following are eligible to purchase Class Y shares:

•	Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

•	Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

•	Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

•	Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

•	Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

•	College savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds;

•	Other investors as approved by the Fund’s Board of Trustees;

•
Shareholders who invest a minimum initial amount of $5 million in the Fund.  An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums;

•	Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000;

•
Employees of UBS Global AM (Americas) and UBS Global AM (US), as long as the employee establishes an account in his or her name directly at the Fund’s transfer agent and purchases a minimum initial amount of $50,000; and

•	Members of the Board of Directors/Trustees (and former Board members who retire from such Boards after December 1,

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UBS Market Neutral Multi-Strategy Fund

•
2005) of any investment company for which UBS Global AM (US) or any of its affiliates serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account established by the member in his or her name directly at the Fund’s transfer agent.

Class Y shares do not pay ongoing 12b-1 distribution or service fees.  The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying shares
You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM (US) has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

•	Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM (US));

•	Buying shares through the transfer agent as described later in this prospectus; or

•	Opening an account by exchanging shares from another Family Fund.

Selected securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a processing fee to confirm a purchase.  UBS Financial Services Inc. currently charges a fee of $5.25.

The Fund and UBS Global AM (US) reserve the right to reject a purchase order or suspend the offering of shares.

Through financial institutions/professionals
As mentioned above, the Fund has entered into one or more sales agreements with brokers, dealers or other financial intermediaries (“Service Providers”), as well as with financial institutions (banks and bank trust departments) (each an “Authorized Dealer”).  The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a “Sub-designee”), may in some cases be authorized to accept purchase and redemption orders that are in “good form” on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form.  Such orders will be priced at the Fund’s net asset value next computed after such order is received in good form by the Authorized Dealer or Subdesignee.  These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase.  These fees would not be otherwise charged if you purchased shares directly from the Fund.  It is the responsibility of such Authorized Dealers or Subdesignees to promptly forward purchase orders with payments to the Fund.

Additional compensation to affiliated dealer
UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

•	0.05% of the value (at the time of sale) of all shares of a Fund sold through UBS Financial Services Inc.; and

•
a monthly retention fee at a blended annual rate that consists of 0.10% of the value of the equity portion of a Fund’s portfolio and 0.075% of the value of the fixed income portion of a Fund’s portfolio that are held in a UBS Financial Services Inc. account at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources.

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These payments are often referred to as “revenue sharing.”

Additional compensation to financial institution(s)
UBS Global AM (US) or the Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares.  These payments are often referred to as “revenue sharing.” Revenue sharing payments are paid in addition to any distribution or servicing fees payable under a 12b-1 or service plan of a Fund, any record keeping or sub-transfer agency fees payable by a Fund, or other fees described in the fee tables or elsewhere in the prospectus or SAI.  Revenue sharing payments are paid from the Advisor’s own resources and not as an additional charge to a Fund.

The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof.  The amount of the revenue share may be different for different financial institutions.  For specific information about revenue sharing arrangements for a particular financial institution please see the SAI.

In some circumstances, revenue sharing payments may create an incentive for a financial institution, its employees or associated persons to recommend or sell shares of the Fund to you.  You should consult with your financial advisor and review carefully any disclosure by the financial institution as to compensation received.

Minimum investments:
Class A and Class C shares:

To open an account	$1,000
To add to an account	$100

The Fund may waive or reduce these amounts for:

•	Employees of UBS Global AM (US) or its affiliates; or

•	Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Fund’s automatic investment plan.

Market timers.  The interests of the Fund’s long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when the Fund’s shares are repeatedly bought and sold in response to short-term market fluctuations—also known as “market timing.”  Market timing may cause the Fund to have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer’s Fund shares.  Market timing also may materially increase the Fund’s transaction costs, administrative costs or taxes.  These factors may hurt the Fund’s performance and its shareholders.

In addition, the nature of the Fund’s portfolio holdings may allow a shareholder to engage in a short-term trading strategy to take advantage of possible delays between the change in the Fund’s portfolio holdings and the reflection of that change in the Fund’s net asset value (often called “arbitrage market timing”).  Such a delay may occur if the Fund has significant investments in non-US securities, where due to time zone differences, the value of those securities is established some time before the Fund calculates its net asset value.  In such circumstances, the available market prices

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for such non-US securities may not accurately reflect the latest indications of value at the time the Fund calculates its net asset value.  There is a possibility that arbitrage market timing may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices.  One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage, detect and prevent market timing.  The Fund will reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM (Americas), as the Fund’s Advisor and Administrator, determines to be a market timer.  UBS Global AM (Americas) maintains market timing prevention procedures under which it reviews daily reports from the Fund’s transfer agent of all accounts that engaged in transactions in Fund shares that exceed a specified monetary threshold and effected such transactions within a certain period of time to evaluate whether any such account had engaged in market timing activity.  In evaluating the account transactions, UBS Global AM (Americas) will consider the potential harm of the trading or exchange activity to the Fund or its shareholders.  If UBS Global AM (Americas) determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the Fund.  Additionally, in making a determination as to whether a shareholder has engaged in market timing, the shareholder’s account may be temporarily barred from making additional investments into the Fund pending a definitive determination.  In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM (Americas) may prohibit the Financial Advisor from making additional purchases of the Fund on behalf of its clients.

Shares of the Fund may be held through omnibus account arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary (each a “Financial Intermediary”) maintains an omnibus account with the Fund for trading on behalf of its customers or participants.  Omnibus accounts are accounts that aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity.  UBS Global AM (Americas) reviews purchase and redemption activity in omnibus accounts on a daily basis to seek to identify an unusual pattern of trading activity within a short period of time.  If UBS Global AM (Americas) detects an unusual pattern of trading activity, UBS Global AM (Americas) will notify the Financial Intermediary of the omnibus account and will request that the Financial Intermediary provide underlying account detail.  If UBS Global AM (Americas) identifies market timing activity, it will instruct the Financial Intermediary to block the customer or participant from further purchases of Fund shares.  In the event that the Financial Intermediary cannot identify and block the customer or participant, UBS Global AM (Americas) will require the Financial Intermediary to block the particular plan from further purchases of Fund shares.  UBS Global AM (Americas) also will periodically request underlying account detail for omnibus accounts for review and analysis.

While the Fund will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the Fund’s efforts may not be completely successful in minimizing or eliminating such trading activity.

When it is determined that a Financial Intermediary’s frequent trading policies and procedures sufficiently protect Fund

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shareholders, the Fund and UBS Global AM (Americas) may rely on the Financial Intermediary’s frequent trading policies and procedures with respect to transactions by shareholders investing through the Financial Intermediary rather than applying the Fund’s market timing prevention procedures.  The determination to rely on a Financial Intermediary’s frequent trading policies and procedures will be made after a review of the policies and procedures by the Legal and Compliance Departments of UBS Global AM (Americas).  The Chief Compliance Officer of UBS Global AM (Americas) will determine whether the policies and procedures sufficiently protect Fund shareholders.  The types of Financial Intermediaries that may have frequent trading policies and procedures on which the Fund and UBS Global AM (Americas) may rely may include broker-dealers, advisors, clearing firms, bank trust departments, retirement plan administrators, other record keepers and certain wrap fee program/platforms.  In such cases, a Financial Intermediary through which a shareholder may own Fund shares may impose frequent trading restrictions that differ from those of the Fund.  If you have purchased shares through a Financial Intermediary as described above, you should contact your Financial Intermediary to determine the frequent trading restrictions that apply to your account.

Certain types of transactions will also be exempt from the market timing prevention procedures.  These exempt transactions are purchases and redemptions through the Automatic Cash Withdrawal Plan, purchases through an automatic investment plan, redemptions by wrap fee accounts that have an automatic rebalancing feature and that have been identified to the Fund’s principal underwriter and transfer agent, certain non-participant directed transactions in retirement plans, and purchases and redemptions by UBS funds of funds.

Selling shares
You can sell your Fund shares at any time.  If you own more than one class of shares, you should specify which class you want to sell.  If you do not, the Fund will assume that you want to sell shares in the following order:  Class A, then Class C, and last, Class Y.

If you want to sell shares that you purchased recently, the Fund may delay payment until it verifies that it has received good payment.  If you hold your shares through a financial institution, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information.  Important note:  Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.  If you purchased shares through the Fund’s transfer agent, you may sell them as explained later in this prospectus.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a redemption of shares.  UBS Financial Services Inc. currently charges a fee of $5.25.

The Fund reserves the right to pay redemptions “in kind” (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect the Fund’s operations (for example, if it represents more than $250,000 or 1% of the Fund’s assets).  In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Fund money to maintain shareholder accounts.  Therefore, the Fund reserves the right to repurchase all shares

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in any account that has a net asset value of less than $500.  Any applicable deferred sales charge may be assessed on such redemptions.  If the Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days.  The Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund’s net asset value.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  If you do not provide the information requested, the Fund may not be able to maintain your account.  If the Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM (Americas) reserve the right to close your account and/or take such other action they deem reasonable or required by law.  Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Redemption fee
If you sell or exchange any class of shares of the Fund less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below.  This amount will be paid to the Fund, not to the Advisor or UBS Global AM (US).  The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.  Shares held the longest will be redeemed first for purposes of calculating the redemption fee.  The redemption fee will not apply to shares of the Fund that:

•
are held in certain omnibus accounts of certain Financial Intermediaries, such as broker-dealers or qualified retirement plans including 401(k), 403(b) or 457 plans or plans administered as college savings programs under Section 529 of the IRC, if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee.  However, account holders whose investments in the Fund are held in omnibus accounts through certain other Financial Intermediaries may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms as described in this prospectus but that may differ in certain details.  For certain retirement plans treated as omnibus accounts by the Fund’s transfer agent or principal underwriter, the redemption fee will be waived on non-participant initiated exchanges or redemptions;

•	are sold or exchanged under automatic withdrawal plans;

•
are held by investors in certain asset allocation programs that offer automatic rebalancing or wrap-fee or similar fee-based programs and that have been identified to the Fund’s principal underwriter and transfer agent, except to the extent that transactions in those programs are shareholder initiated;

•	are sold due to death or disability of the shareholder; or

•	UBS Global AM (Americas), in its sole discretion, deems reasonable, in light of the circumstances.

Exchanging shares
You may exchange Class A or Class C shares of the Fund for shares of the same class of most other Family Funds.  You may not exchange Class Y shares.

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UBS Market Neutral Multi-Strategy Fund

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares but shareholders may be subject to a redemption fee as noted above.  Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange.  A fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts.  You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your Fund shares through a financial institution, you may exchange your shares by placing an order with that institution.  If you hold Fund shares through the Fund’s transfer agent, you may exchange your shares as explained below.

The Fund may modify or terminate the exchange privilege at any time.

Transfer agent
If you wish to invest in this Fund or any other of the Family Funds through the Fund’s transfer agent, PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.), you can obtain an application by calling 1-800-647 1568.  You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Fund’s transfer agent.  Your letter must include:

•	Your name and address;

•	Your account number;

•	The name of the fund whose shares you are selling, and if exchanging shares, the name of the fund whose shares you want to buy;

•	The dollar amount or number of shares you want to sell and/or exchange; and

•
A guarantee of each registered owner’s signature.  A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association.  These are:  Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).  The Fund will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:

PNC Global Investment Servicing (U.S.) Inc.

UBS Global Asset Management

P.O. Box 9786

Providence, RI  02940

You do not have to complete an application when you make additional investments in the Fund.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your Fund shares to an account at the new securities firm.  Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the

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UBS Market Neutral Multi-Strategy Fund

Fund’s principal underwriter.  If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the Fund’s transfer agent, PNC Global Investment Servicing (U.S.) Inc. Please contact your broker or financial advisor, for information on how to transfer your shares to the Fund’s transfer agent.  If you transfer your shares to the Fund’s transfer agent, the Fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC Global Investment Servicing (U.S.) Inc.

Should you decide to sell your shares of the Fund in lieu of transfer, you will pay a redemption fee or a CDSC if those fees are applicable.  Should you have any questions regarding the portability of your Fund shares, please contact your broker or financial advisor.

Pricing and valuation
The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share.  The Fund calculates net asset value on days that the New York Stock Exchange (“NYSE”) is open.  The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).  The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday.  If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share will be calculated as of the time the trading was halted.

Your price for buying, selling or exchanging shares of the Fund will be based on the net asset value (adjusted for any applicable sales charges and redemption fees) that is next calculated after the Fund (or an Authorized Dealer or Sub-designee) receives your order in good form.  If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

The Fund calculates its net asset value based on the current market value for its portfolio securities.  The Fund normally obtains market values for its securities and other instruments from independent pricing sources.  Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments.  A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments.  If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price.  Other OTC securities are valued at the last bid price available prior to valuation.  Securities and other instruments which are listed on US and foreign stock exchanges normally are valued at the market close, at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The Trust’s Board of Trustees has delegated to the UBS Global AM (Americas)’ Global Valuation Committee the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings.  The types of securities

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UBS Market Neutral Multi-Strategy Fund

and other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities and instruments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; securities or instruments whose trading has been halted or suspended; fixed-income securities that are in default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale.  The need to fair value the Fund’s portfolio securities and other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities or instruments, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price.  Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value.  These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The Fund expects to price most of its portfolio holdings based on current market value, as discussed previously.  Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments.  This may result in the securities or other instruments being valued at a price different from the price that would have been determined had the matrix or formula method not been used.  Securities and other instruments also may be valued based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings.  If the Fund concludes that a market quotation is not readily available for a portfolio security or instrument for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Fund will use fair value methods to reflect those events.  This policy is intended to assure that each Fund’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global AM (Americas), the investment advisor of the Fund.

Valuing securities and other instruments at fair value involves greater reliance on judgment than valuing securities and other instruments that have readily available market quotations.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or instrument at approximately the time at which the Fund determines its net asset value per share.  As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

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UBS Market Neutral Multi-Strategy Fund

The Fund may invest in securities or instruments that trade primarily in foreign markets that trade on weekends or other days on which the Fund does not calculate its net asset value.  As a result, the Fund’s net asset value may change on days when you will not be able to buy and sell your Fund shares.  Certain securities in which the Fund invests are traded in markets that close before 4:00 p.m.  Eastern Time.  Normally, developments that occur between the close of the foreign markets and 4:00 p.m.  Eastern Time will not be reflected in the Fund’s net asset value.  However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m.  Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded.  Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.  Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Fund’s Statement of Assets and Liabilities.  In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests.  The value of each such investment company will be its net asset value at the time the Fund’s shares are priced.  Each investment company calculates its net asset value based on the current market value for its portfolio holdings.  Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.

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UBS Market Neutral Multi-Strategy Fund

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM (Americas)” or the “Advisor”), a Delaware corporation located at One North Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the SEC.  UBS Global AM (Americas) serves as the investment advisor to the Fund by managing the investment of assets of the Fund.  As of December 31, 2009, the Advisor had approximately $144 billion in assets under management.  The Advisor is an indirect, wholly owned subsidiary of UBS AG (“UBS”) and a member of the UBS Global Asset Management Division, which had approximately $563 billion in assets under management worldwide as of December 31, 2009.  UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.  The Advisor carries out its duties, subject to the supervision of the Fund’s Board of Trustees, pursuant to an investment advisory agreement that describes the Advisor’s responsibilities.

The Fund had not yet commenced operations as of the date of this prospectus.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between the Trust and Advisor on behalf of the Fund will be available in the semiannual report to shareholders of the Fund for the period ending December 31, 2010.

Bank Holding Company Act limitations
To the extent that UBS Global AM (Americas) maintains a greater than 24.99% interest in the Fund, UBS Global AM (Americas) will be deemed to “control” the Fund for purposes of the U.S. Bank Holding Company Act of 1956, as amended (“BHCA”).  Accordingly, the Fund may be subject to certain limitations on its ability to own equity securities of certain issuers set forth in the BHCA.  These limitations may be eliminated as UBS Global AM (Americas) reduces its percentage interest in the Fund through redemptions.

Portfolio management
The Advisor’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class.  Information is provided below for the portfolio managers of the Fund that are primarily responsible for coordinating the day-to-day management of the Fund.  Each portfolio manager has been a portfolio manager of the Fund since its inception.

Arthur Gresh, Ian Paczek and Scott Bondurant are the members of the investment management team primarily responsible for the day-to-day management of the Fund and the allocation decisions among the Fund components.  Mr.  Gresh as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objectives and strategies.  Mr.  Paczek works closely with Mr.  Gresh on portfolio construction and ensuring that Fund investment objectives are met.  Mr.  Bondurant works closely with Mr.  Gresh and team on long/short aspects of portfolio construction for the Fund.

Arthur Gresh is the Head of Structured Equities and a Managing Director at UBS Global AM (Americas).  Prior to assuming his current role in November 2007, Mr.  Gresh served as Head of the Systematic Alpha team, which now resides within the broader Structured Equities business.  Prior to joining UBS Global Asset Management in 2004, he was Head of International Structured Equity at JP Morgan Fleming Asset Management in London, Head of Equity Applied Research and a Quantitative Analyst in Capital Market Research.

Ian Paczek is a portfolio manager on the Systematic Alpha team and a Director at

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UBS Market Neutral Multi-Strategy Fund

UBS Global Asset Management (UK) Ltd.  He is responsible for the portfolio management of Global, European and UK Equity portfolios and for ongoing development work on the Portfolio Optimization Platform (POP).  Prior to joining UBS Global Asset Management in 2004, Mr.  Paczek was at JP Morgan Fleming Asset Management as Senior Quantitative Analyst in the International Structured Equity team.

Scott Bondurant has been a Long Short Equity Strategist at UBS Global Asset Management since 2005 and is a Managing Director of UBS Global Asset Management.  Prior to joining the firm, Mr.  Bondurant had been in institutional equities for over 15 years including his role as Executive Director at Morgan Stanley for nine years, where he worked closely with the prime brokerage team to help managers with long short strategies.

The Fund’s SAI provides information about the Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Advisory fees
The investment advisory fee (expressed as a monthly fee at an annual rate multiplied by the average daily net assets of the Fund) payable to the Advisor, before fee waivers and/or expense reimbursements is 1.25%.

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the total operating expenses of the Fund (excluding interest expense, securities loan fees, dividend expense for short sales and  expenses incurred through investment in other investment companies) do not exceed the amounts listed in the footnote to the Fund’s Expense Table.  The contractual fee waiver and/or expense reimbursement agreement will remain in place for the Fund’s fiscal year ending June 30, 2011.  Thereafter, the expense limit for the Fund will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees.  The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund.

Administrator
UBS Global AM (Americas) is also the administrator of the Fund.  The Fund pays UBS Global AM (Americas) an annual contract rate of 0.075% of its average daily net assets for administrative services.

Disclosure of portfolio holdings
The Fund will generally post on its Web Site at http://www.ubs.com/globalam, the ten largest stock portfolio holdings of the Fund, and the percentage that each of these holdings represents of the Fund’s total assets, as of the most recent calendar-quarter end, 35 calendar days after the end of the calendar quarter.  In addition, the Fund will generally post on the Web Site:  (1) its five largest long and five largest short positions; (2) the three long and the three short positions that were the top contributors to its performance; and (3) the three long and the three short positions that were the most significant detractors from its performance, all as of the most recent calendar quarter end, 30 days after the end of each calendar quarter.  The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s Web Site at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 202-551 8090.  Additionally, you may obtain copies

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UBS Market Neutral Multi-Strategy Fund

of Forms N-Q from the Fund upon request by calling 1-800-647 1568.  The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is filed with the SEC on Form N-CSR and appears in the semiannual and annual reports, respectively, sent to shareholders.  The semiannual and annual reports for the Fund will be posted on the Fund’s Web Site at http://www.ubs.com/globalam.  Please consult the Fund’s SAI for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

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UBS Market Neutral Multi-Strategy Fund

Dividends and taxes

Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the IRC.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Fund normally declares and pays all of its net investment income as dividends annually.  The Fund declares and distributes net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distributions will vary, and there is no guarantee that the Fund will pay either income dividends or capital gains distributions.

Classes with higher expenses are expected to have lower income dividends.  For example, Class C shares are expected to have the lowest dividends of the Fund’s shares, while Class Y shares are expected to have the highest.

You will receive income dividends and capital gain distributions in additional shares of the same class of the Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash.  Clients who own Fund shares through certain wrap fee programs may not have the option of electing to receive dividends in cash.  Distribution options may be changed at any time by requesting a change in writing.  Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.

Annual statements
Every January, you will receive a statement that shows the tax status of distributions you received for the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Fund may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “buying a dividend”
At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment would be taxable.

Taxes
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates, provided certain holding period requirements are met.

Sale of fund shares. If you are a taxable investor, when you sell or redeem your shares in the Fund, you may realize a capital gain or loss. For tax purposes, an

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UBS Market Neutral Multi-Strategy Fund

exchange of your Fund shares for shares of a different Family Fund is the same as a sale. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain distributions received with respect to such shares.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes.  If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments and elects to do so, then any foreign taxes the Fund pays on its investments may be passed through to you as a foreign tax credit.  Non-US investors may be subject to US withholding tax at a 30% or lower treaty rate and US estate tax and are subject to special US tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from US withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, if any, and, with respect to taxable years of the Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends.  However, distributions from the Fund to non-US investors from qualified net interest income from US sources and short-term capital gains are expected to be subject to US withholding tax because certain detailed information necessary for an exemption that might otherwise apply is not maintained by the Fund or expected to be available.  Notwithstanding such exemptions from US withholding at the source, any such dividends and distributions of income and capital gains will be subject to  backup withholding at a rate of 28% if you fail to properly certify that you are not a US person.

This discussion of "Dividends and Taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

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UBS Market Neutral Multi-Strategy Fund

Financial highlights

No financial information is presented for the Fund as it was not publicly offered prior to the date of this prospectus.

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Funds’ privacy notice

This notice describes the privacy policy of the UBS Family of Funds, the UBS PACE Funds and all closed-end funds managed by UBS Global Asset Management (collectively, the “Funds”).  The Funds are committed to protecting the personal information that they collect about individuals who are prospective, current or former investors.

The Funds collect personal information in order to process requests and transactions and to provide customer service.  Personal information, which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information, other Fund holdings and any affiliation the person has with UBS Financial Services Inc. or its subsidiaries (“Personal Information”).  The Funds limit access to Personal Information to those individuals who need to know that information in order to process transactions and service accounts.  These individuals are required to maintain and protect the confidentiality of Personal Information.  The Funds maintain physical, electronic and procedural safeguards to protect Personal Information.  The Funds may share Personal Information described above with their affiliates for marketing and other business purposes, such as to facilitate the servicing of accounts.  The Funds may share Personal Information described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to service and maintain shareholder accounts on behalf of the Funds and otherwise as permitted by law.  Any such contract will include provisions designed to ensure that the third party will uphold and maintain privacy standards when handling Personal Information.  The Funds may also disclose Personal Information to regulatory authorities as required by applicable law.  Except as described in this privacy notice, the Funds will not use Personal Information for any other purpose unless the Funds describe how such Personal Information will be used and clients are given an opportunity to decline approval of such use of Personal Information relating to them.  The Funds endeavor to keep their customer files complete and accurate.  The Funds should be notified if any Personal Information needs to be corrected or updated.  Please call 1-800-647 1568 with any questions or concerns regarding your Personal Information or this privacy notice.

UBS Global Asset Management

UBS Market Neutral Multi-Strategy Fund:

Prospectus

June 30, 2010

[Insert UBS Logo]

The UBS Funds

Investment Company Act File No.  811-6637

©2010 UBS Global Asset Management (Americas) Inc.

All rights reserved.

If you want more information about the Fund, the following documents are available free upon request:

Annual/semiannual reports
Additional information about the Fund’s investments will be available in the Fund’s annual and semiannual reports to shareholders.  As of the date of this prospectus, annual and semiannual reports are not yet available because the Fund had not yet commenced operations.

Statement of additional information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

You may discuss your questions about the Fund by contacting your investment professional.  You may obtain free copies of the Fund’s annual and semiannual reports and the SAI by contacting the Fund directly at 1-800-647 1568.  Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the Advisor has not made the SAI available on its Web Site.

You may review and copy information about the Fund, including shareholder reports and the SAI, at the Public Reference Room of the U.S.  Securities and Exchange Commission (SEC) in Washington, D.C.  You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 202-551 8090.  You may get copies of reports and other information about the Fund:

•	For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

·	Free from the EDGAR Database on the SEC’s Internet Web Site at: http://www.sec.gov

[Missing Graphic Reference]

Subject to completion, April 16, 2010

The UBS Funds
Statement of Additional Information
June 30, 2010

One North Wacker Drive
Chicago, Illinois 60606

This Statement of Additional Information (“SAI”) relates to the UBS Market Neutral Multi-Strategy Fund (the “Fund”), which is a series of The UBS Funds, an open-end management investment company (the “Trust”). [ticker symbol]

UBS Global Asset Management (Americas) Inc., an indirect wholly owned subsidiary of UBS AG, serves as the investment advisor and administrator for the Fund. UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) serves as the underwriter for the Fund. UBS Global AM (US) is an indirect wholly owned subsidiary of UBS AG.

When issued, portions of the Fund’s Annual Report to Shareholders will be incorporated by reference into this SAI. You may obtain additional copies of the Fund’s Annual Report without charge by calling toll-free 1-800-647 1568.

This SAI is not a prospectus and should be read only in conjunction with the Fund’s current Prospectus, dated June 30, 2010. A copy of the Prospectus may be obtained by calling your investment professional or by calling the Trust toll-free at 1-800-647 1568. The Prospectus contains more complete information about the Fund. You should read it carefully before investing.

The information in this SAI is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  The SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Table of contents                                                                                                                                                                                             Page
General information about the Trust 1
Diversification status 1
General definitions 1
Investment strategies 2
Cash and cash equivalents 2
Repurchase agreements 2
Reverse repurchase agreements 2
Borrowing 3
Loans of portfolio securities 3
Swaps 4
Futures 5
Options 6

i

Index options 9
Special risks of options on indices 9
Rule 144A and illiquid securities 10
Non-publicly traded securities, private placements and restricted securities 10
Investment company securities and investments in affiliated investment companies 10
Issuer location 11
Other investments 11
Equity securities 11
Exchange-traded funds (ETFs) 11
Special purpose acquisition companies 12
Foreign securities 12
Forward foreign currency contracts 12
Non-deliverable forwards 13
Options on foreign currencies 13
Short sales 14
Convertible securities 15
When-issued securities 15
Equity participation notes or equity linked notes (collectively “EPNs”) 15
Emerging markets investments 16
Risks of investing in emerging markets 16
Investments in Russian securities 17
Summary of risks 17
Investment restrictions 17
Management of the Trust 18
Independent trustees 18
Officers 22
Information about trustee ownership of Fund shares 26
Information about Independent trustee ownership of securities issued by UBS Global AM (Americas) or UBS Global
AM (US) or any company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS
Global AM (US)                                                                                                                                                                                                  28

Compensation table 28
Principal holders of securities 29
Investment advisory, principal underwriting and other service arrangements 29
Advisor 29
Portfolio managers 30

ii

Administrative, accounting and custody services 32
Principal underwriting arrangements 33
Transfer agency services 35
Independent registered public accounting firm 35
Legal counsel 35
Personal trading policies 35
Proxy voting policies 35
Portfolio holdings disclosure policies and procedures 36
Bank line of credit 39
Portfolio transactions and brokerage commissions 39
Portfolio turnover 40
Shares of beneficial interest 41
Reduced sales charges, additional purchase, exchange and redemption information and other services 41
Sales charge reductions and waivers 41
Additional information regarding purchases through letter of intent 43
Automatic cash withdrawal plan 44
Individual retirement accounts 45
Transfer of securities 45
Net asset value 46
Taxation 46
Taxation of the Fund 47
Taxation of Fund distributions 49
Sales, exchanges and redemption of Fund shares 51
Tax treatment of portfolio transactions 51
Backup withholding 55
Non-US investors 55
Effect of future legislation; local tax considerations 57
Potential conflicts of interest 58
Potential Conflicts Relating to Portfolio Decisions, the Sale of Fund Shares and the Allocation of Investment Opportunities58
Selection of Brokers and Dealers and Commission Rates 62
Potential Regulatory Restrictions on Investment Advisor Activity 63
Performance calculations 65
Financial statements and report of independent registered public accounting firm 66

iii

General information about the Trust

The Trust currently offers shares of the following eighteen Funds, representing separate portfolios of investments: UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Frontier Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Equity Alpha Fund, UBS Market Neutral Multi-Strategy Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund, UBS U.S. Bond Fund, UBS Emerging Markets Equity Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund. This SAI relates to the UBS Market Neutral Multi-Strategy Fund (the “Fund”) only.  The Fund currently offers three classes of shares:  the Class A shares, the Class C shares and the Class Y shares. Class A shares have a front-end sales charge, a contingent deferred sales charge (“CDSC”) on purchases over $1 million and sold within one year of the purchase date, and are subject to annual 12b-1 plan service fees of 0.25% of average daily net assets of the Fund. Class C shares have a CDSC and are subject to annual 12b-1 plan distribution fees of 1.00% of average daily net assets. Class Y shares, which are designed primarily for institutional investors, have no sales charges and are not subject to annual 12b-1 plan expenses. The Trust is a Delaware statutory trust organized on August 13, 1993.

Diversification status
The Fund is “diversified” as that term is defined in the Investment Company Act of 1940, as amended (the “Act”).

General definitions
As used throughout this SAI, the following terms shall have the meanings listed:

“Act” shall mean the Investment Company Act of 1940, as amended.

“Administrator” or “UBS Global AM (Americas)” shall mean UBS Global Asset Management (Americas) Inc., which serves as the Fund’s administrator.

“Advisor” or “UBS Global AM (Americas)” shall mean UBS Global Asset Management (Americas) Inc., which serves as the Fund’s investment advisor.

“Board” shall mean the Board of Trustees of the Trust.

“Code” shall mean the Internal Revenue Code of 1986, as amended.

“Family Funds” shall mean the Fund and other funds for which UBS Global Asset Management (US) Inc. or any of its affiliates serves as principal underwriter.

“Fund” shall mean the UBS Market Neutral Multi-Strategy Fund.

“Moody’s” shall mean Moody’s Investors Service, Inc.

“SEC” shall mean the U.S. Securities and Exchange Commission.

“S&P” shall mean Standard & Poor’s Ratings Group.

“Trust” shall mean The UBS Funds, an open-end management investment company registered under the Act.

“Underwriter” or “UBS Global AM (US)” shall mean UBS Global Asset Management (US) Inc., which serves as the Fund’s underwriter.

“1933 Act” shall mean the Securities Act of 1933, as amended.

Investment strategies

The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment objectives and policies set forth in the Fund’s Prospectus. The investment practices described below, except for the discussion of percentage limitations with respect to portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board without the approval of the shareholders.

Cash and cash equivalents
The Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the US government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency. The Fund may also invest a portion of its assets in shares issued by money market mutual funds. When unusual market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency (although such holdings may not constitute “cash or cash equivalents” for tax diversification purposes under the Code). When the Fund invests for defensive purposes, it may affect the attainment of the Fund’s investment objective.

Pursuant to the rules and regulations under the Act and any exemptive orders issued thereunder, the Fund may invest cash: (i) held for temporary defensive purposes; (ii) not invested pending investment in securities; (iii) that is set aside to cover an obligation or commitment of the Fund to purchase securities or other assets at a later date; and (iv) to be invested on a strategic management basis, in a series of shares of UBS Relationship Funds (“Relationship Funds Cash Series”). UBS Relationship Funds is a registered investment company advised by the Advisor. The Trustees of the Trust also serve as Trustees of UBS Relationship Funds. The Relationship Funds Cash Series invests in US dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less, and operates in accordance with Rule 2a-7 under the Act.

Repurchase agreements
When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under the Code. Accordingly, the Fund will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

Reverse repurchase agreements
Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price that is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will direct its custodian bank to place cash, US government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Fund, or “earmark” such assets as segregated in the Fund’s custody records, in an amount equal to the repurchase price. Any assets designated as segregated by the Fund, either physically or “earmarked” as segregated, with respect to any reverse repurchase agreements, when-issued securities, delayed delivery securities, to-be-announced securities, dollar rolls, options, futures, forward contracts, swaps or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets designated as segregated, either physically or “earmarked” as segregated, are referred to in this SAI as “Segregated Assets”), and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Fund and as such, are subject to the same investment limitations.

Borrowing
The Fund may borrow money for temporary emergency or extraordinary purposes, or to facilitate redemptions. The Fund may also borrow money for investment purposes. The Fund will not borrow money in excess of 33 1 / 3 % of the value of its total assets (including amounts borrowed). Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Act, except for notes to banks and reverse repurchase agreements.

When the Fund borrows money for investment purposes, it is engaging in a form of leverage, which increases investment risk while increasing investment opportunity. The money borrowed for such leveraging purposes will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased and may exceed the income from the securities purchased.

Loans of portfolio securities
The Fund may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount more than 103% of the value of the securities loaned with respect to foreign securities (securities principally cleared and settled outside the United States) and more than 100% of the value of the securities loaned with respect to all other securities; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest, dividends or other distributions paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1 / 3 % of the market value of the Fund’s total assets. However, as a non-fundamental policy, the Fund may not enter into a securities loan if, after giving effect thereto, portfolio securities having a value in excess of 30% of the market value of the Fund’s total assets would be subject to securities loans.

When loaning portfolio securities, the Fund will initially require the borrower to provide the Fund with collateral in an amount at least equal to 102% of the market value of the loaned securities with respect to domestic securities and 105% of the market value of the loaned securities with respect to foreign securities. Thereafter, collateral will generally be maintained in an amount at least equal to 102% of the value of the securities loaned with respect to domestic securities and 105% of the value of the securities loaned with respect to foreign securities. Occasionally, for certain securities, the market value of the collateral may fall below the collateral amount stated above by a de minimis  amount for a period of time. However, at no time will the market value of the collateral fall below the market value of the loaned securities with respect to domestic securities or 102% of the value of the loaned securities with respect to foreign securities.

Collateral may consist of cash, US government or government agency securities or, under certain conditions, bank letters of credit. Pursuant to rules and regulations under the Act, under normal conditions, the Fund invests cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund, LLC, which operates in compliance with most of the substantive provisions of Rule 2a-7 of the Act. In addition, cash collateral may be invested in repurchase agreements.

In the case that voting or consent rights that accompany a loaned security pass to the borrower, the Fund will recall the loaned security to permit the exercise of such rights if the matter involved would have a material effect on the Fund’s investment in the security.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund or a delay in recovering the loaned securities. In addition, in the event of bankruptcy of the borrower, the Fund could experience delays in recovering the loaned securities or only recover cash or a security of equivalent value. Therefore, the Fund will only enter into portfolio loans after a review of all pertinent factors by the Advisor under the supervision of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Advisor.

Swaps
The Fund may engage in swaps, including currency and total return swaps, and the purchase or sale of related caps, floors, collars and other derivative instruments. The Fund expects to enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets or returns in the most economical way possible.

Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecast of market values, total return of securities and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive.

If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Total return swap contracts are agreements between two parties where one counterparty pays the other the total return of a particular instrument (e.g., a specified security, basket of securities or securities indices, including real estate market indices, during the specified period) in return for periodic payments based on a fixed or variable interest rate, typically at a floating rate based on LIBOR, or the total rate of return on another financial instrument. The “total return” includes interest payments from, along with any change in value of, the referenced asset over a specified period. The Fund will enter into total return swap contracts only on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Total return swap contracts may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. The value of the swap position as well as the payments required to be made by the Fund or a counterparty will increase or decrease depending on the changes in value of the underlying asset. Total return swap contracts may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap transactions involve greater risks than if the Fund had invested in the underlying asset directly. Total return swap transactions involve counterparty risks, as discussed above, but also involve additional risks, including interest rate risk and market risk. The total rate of return of an investment on which a total return swap contract is based may exhibit substantial volatility and, in any given period, may be positive or negative for the specified period of the total return swap contract. If the Advisor is incorrect in its forecast of the underlying asset’s total return, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. In the event the total rate of return of the underlying asset is negative for the specified period of the swap contract, the Fund will be required to make a payment to the counterparty in addition to the periodic payment required by the swap contract to cover the decline in value of the underlying asset. The Fund’s risk of loss, therefore, is increased because the Fund could lose an amount equal to the decrease in value of the underlying asset for the specified period of time, in addition to the periodic payments required by the total return swap contract.

The Advisor and the Trust do not believe that the Fund’s obligations under swap contracts are senior securities and, accordingly, the Fund will not treat them as being subject to the Fund’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Fund is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued full notional value will be maintained to cover the transactions in accordance with SEC positions. To the extent that the Fund cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Fund has valued the swap, the Fund will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund’s net assets.

Futures
The Fund may enter into contracts for the purchase or sale for future delivery of securities and indices. The Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month.

When the Fund enters into a futures transaction, it must deliver to the futures commission merchant (an “FCM”) selected by the Fund, an amount referred to as “initial margin.” The initial margin is required to be deposited in cash or government securities with an FCM. Minimum initial margin requirements are established by the futures exchange and FCMs may establish initial margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked-to-market daily. If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a “variation margin” to be held by the FCM, will be required. Conversely, a reduction in the contract value may reduce the required margin, resulting in a repayment of excess margin to the custodial accounts of the Fund. The Fund may also effect futures transactions through FCMs who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Fund may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of their common stocks that might otherwise result; and they may purchase such contracts in order to offset increases in the cost of common stocks that they intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Futures contracts can be terminated by entering into offsetting transactions. In addition, the Fund may invest in futures contacts that are contractually required to be “cash-settled,” rather than requiring the delivery of the securities. The Fund will cover its obligations under the futures transactions in which it participates by either (i) holding offsetting positions that appropriately equal the daily market value of the Fund’s position in the futures contract (less the initial margin and any variation margins deposited with an FCM); or (ii) accruing such amounts on a daily basis and maintaining Segregated Assets to cover the futures contract. With respect to a futures contract that is not contractually required to “cash-settle,” the Fund must cover its open position by maintaining Segregated Assets equal to the contract’s full, notional value. However, the Fund may net non-cash settled futures contracts if the futures have the same expiration date and underlying instruments. With respect to a futures contract that is contractually required to “cash-settle” the Fund is permitted to maintain Segregated Assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled future contracts the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

The Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. The Fund may also enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates, which would adversely affect the price of securities held in its portfolio, and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices that would reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options
The Fund may purchase and write call or put options on foreign or US securities and indices and enter into related closing transactions. The Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

The Fund may invest in options that are either listed on US or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Fund’s ability to effectively hedge its securities. The Trust has been notified by the SEC that it considers over-the-counter options to be illiquid. Accordingly, the Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Purchasing call options—The Fund may purchase call options on securities to the extent that premiums on all outstanding call options paid by the Fund do not aggregate to more than 20% of the Fund’s total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such an event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Call writing— The Fund may write call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to the Fund in writing calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period for a call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will generally write call options on a covered basis. A call option written by the Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Fund’s custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained as Segregated Assets by the Fund’s custodian.

From time to time, the Fund, will write a call option that is not covered as indicated above, but where the Fund’s custodian will maintain Segregated Assets for the term of the option having a value equal to the fluctuating market value of the optioned securities or currencies, marked-to-market daily, in accordance with SEC positions. While such an option would be “covered” with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the Fund to the risks of writing uncovered options. When writing uncovered call options, the Fund is subject to the risk of having to purchase the security or currency subject to the option at a price higher than the exercise price of the option. As the price of a security or currency could appreciate substantially, the Fund’s loss could be significant.

Purchasing put options—The Fund may only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund’s total assets. The Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

The Fund may sell put options purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing put options—The Fund may also write put options on a secured basis, which means that the Fund’s custodian will maintain Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Index options
The Fund may purchase exchange-listed call options on stock indices and sell such options in closing sale transactions for hedging purposes. The Fund also may purchase call options on indices primarily as a substitute for taking positions in certain securities or a particular market segment. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities.

In addition, the Fund may purchase put options on stock indices and sell such options in closing sale transactions. The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Fund from a decline in the value of heavily weighted industries in the Fund’s portfolio. Put options on stock indices may also be used to protect the Fund’s investments in the case of a major redemption.

The Fund may also write (sell) put and call options on stock indices. While the option is open, the Fund’s custodian will maintain Segregated Assets to cover the transactions, marked-to-market daily in accordance with SEC positions.

Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple (the “multiplier”). The indices on which options are traded include both US and non-US markets.

Special risks of options on indices
The Fund’s purchases of options on indices will subject it to the risks described below.
Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment, rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices is subject to the Advisor’s ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Fund would not be able to close out options that it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Rule 144A and illiquid securities
The Fund may invest in securities that are exempt under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule 144A are traded among qualified institutional buyers.

The Board has instructed the Advisor to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Fund; (ii) there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available; (v) settlement is made in a “regular way” for the type of security at issue; (vi) for Rule 144A securities that are also exempt from registration under Section 3(c)(7) of the Act, there is a sufficient market of “qualified purchasers” (as defined in the Act) to assure that it will remain marketable throughout the period it is expected to be held by the Fund; (vii) the issuer is a reporting company under the Securities Exchange Act of 1934, as amended; and (viii) the security is not in the same class as, or convertible into, any listed security of the issuer. Although having delegated the day-to-day functions, the Board will continue to monitor and periodically review the Advisor’s selection of Rule 144A securities, as well as the Advisor’s determinations as to their liquidity. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, however, the Board and the Advisor will continue to monitor the liquidity of that security to ensure that the Fund has no more than 15% of its net assets in illiquid securities.

The Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 15% of the Fund’s net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Trust’s Board which includes continuing oversight by the Board.

If the Advisor determines that a security purchased in reliance on Rule 144A that was previously determined to be liquid, is no longer liquid and, as a result, the Fund’s holdings of illiquid securities exceed the Fund’s 15% limit on investment in such securities, the Advisor will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation, including disposing of illiquid assets which may include such Rule 144A securities.

Non-publicly traded securities, private placements and restricted securities
The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in unregistered or unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration. Investments by the Fund in non-publicly traded securities, private placements and restricted securities will be limited to the Fund’s prohibition on investing more than 15% of its net assets in illiquid securities.

Investment company securities and investments in affiliated investment companies
Subject to the provisions of any rules and regulations under the Act or exemptive orders issued thereunder, securities of other investment companies may be acquired by the Fund to the extent that such purchases are consistent with the Fund’s investment objectives and restrictions and are permitted under the Act. The Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Certain exceptions to these limitations may apply. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund would bear in connection with its own operations.

The Fund may invest in securities issued by other registered investment companies advised by the Advisor, including portfolios of the UBS Relationship Funds, beyond the above percentage maximums pursuant to rules promulgated by the SEC and/or exemptive relief granted by the SEC to the extent that the Advisor determines that such investments are a more efficient means for the Fund to gain exposure to certain asset classes than by the Fund investing directly in individual securities. The Fund may only invest in portfolios of UBS Relationship Funds or other affiliated investment companies to the extent that the asset class exposure in such portfolios is consistent with the permissible asset class exposure for the Fund, had the Fund invested directly in securities, and the portfolios of such investment companies are subject to similar risks and limitations as the Fund.

Issuer location
The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

Other investments
The Board may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the Prospectus, provided such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

Equity securities
The Fund may invest in a broad range of equity securities of US and non-US issuers, including, but not limited to, common stocks of companies or closed-end investment companies, preferred stocks, debt securities convertible into or exchangeable for common stock, securities such as warrants or rights that are convertible into common stock and sponsored or unsponsored American, European and Global depositary receipts (“Depositary Receipts”). The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. The Fund expects its US equity investments to emphasize large and mid capitalization companies. The Fund may also invest in small capitalization companies. The equity markets in the non-US component of the Fund will typically include available shares of larger capitalization companies but may also include intermediate and small capitalization companies. Capitalization levels are measured relative to specific markets, thus large, intermediate and small capitalization ranges vary country by country. The Fund may invest in equity securities of companies considered by the Advisor to be in their post-venture capital stage, or “post-venture capital companies.” A post-venture capital company is a company that has received venture capital financing either: (a) during the early stages of the company’s existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The Fund may invest in equity securities of issuers in emerging markets and in securities with respect to which the return is derived from the equity securities of issuers in emerging markets. The Fund also may invest in the initial public offerings (IPOs) of new or unseasoned companies. The market for IPO shares has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.

Exchange-traded funds (ETFs)
Subject to the limitations on investments in investment company securities and their own investment objectives, the Fund may invest in securities of ETFs that attempt to track or replicate the performance of a US or foreign market index. The Fund may invest in ETFs that are currently operational and that may be developed in the future. ETFs usually trade on stock exchanges and generally bear certain operational expenses. To the extent the Fund invests in securities of ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Investments in ETFs are subject to a variety of risks, including all of the risks of a direct investment in the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. In addition, the market value of the ETF shares may differ from their net asset value because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indexes typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs.

Special purpose acquisition companies
The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the funds invested in the SPAC are returned to its shareholders. Because SPACs and similar entities do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Foreign securities
Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Fund’s Prospectus, which are not typically associated with investing in US issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permits it to enter into forward foreign currency exchange contracts, futures, options and interest rate swaps in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.

Forward foreign currency contracts
The Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions, manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Fund will account for forward contracts by marking-to-market each day at current forward contract values.

The Fund will only enter into forward contracts to sell, for a fixed amount of US dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when the Fund enters into a non-cash settled forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will maintain Segregated Assets in an amount equal to the contracts’ full, notional value. However, currency contracts with respect to identical currencies may be netted against each other and, in such cases, the Fund’s custodian or sub-custodian will maintain Segregated Assets in an amount equal to the net amount owed (the unrealized loss) by the Fund.

Non-deliverable forwards
The Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in US dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When the Fund enters into a non-deliverable forward transaction, the Fund’s custodian will maintain Segregated Assets in an amount not less than the value of the Fund’s unrealized loss under such non-deliverable forward transaction. If the additional Segregated Assets decline in value or the amount of the Fund’s commitment increases because of changes in currency rates, additional cash or securities will be designated as Segregated Assets on a daily basis so that the value of the account will equal the amount of the Fund’s unrealized loss under the non-deliverable forward agreement.

Since the Fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, the Fund could sustain losses on the non-deliverable forward transaction. The Fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the US dollar or other currencies.

Options on foreign currencies
The Fund also may purchase and write put and call options on foreign currencies (traded on US and foreign exchanges or over-the-counter markets) to manage the Fund’s exposure to changes in currency exchange rates. The Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies or forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the dollar price of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Fund may purchase call options on such currency.

The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Fund to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates.

The Fund may also engage in options transactions for non-hedging purposes. The Fund may use options transactions to gain exposure to a currency when the Advisor believes that exposure to the currency is beneficial to the Fund but believes that the securities denominated in that currency are unattractive.

The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration maintained as Segregated Assets by the Fund’s custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained as Segregated Assets by the Fund’s custodian.

With respect to writing put options, at the time the put is written, the Fund’s custodian will maintain Segregated Assets in an amount equal in value to the exercise price of the put. The Segregated Assets will be maintained and marked-to-market daily until the put is exercised, has expired or the Fund has purchased a closing put of the same series as the one previously written.

Short sales
The Fund may, from time to time, sell securities short. In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale (which may be invested in equity securities) will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund is required to pay in connection with the short sale. Because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. In addition, the Fund’s securities held long could decline in value at the same time the value of the security sold short increases, thereby increasing the Fund’s potential for loss.

Until the Fund replaces a borrowed security, the Fund will designate liquid assets it owns as segregated assets on the books of its custodian in an amount equal to its obligation to purchase the stocks sold short, as required by law. The amount segregated in this manner will be increased or decreased each business day to equal the change in market value of the Fund’s obligation to purchase the security sold short. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation. The amount segregated must be unencumbered by any other obligation or claim than the obligation that is being covered. The Advisor and the Fund believe that short sale obligations that are covered, either by an offsetting asset or right (acquiring the stock sold short or having an option to purchase the stock sold short at an exercise price that covers the obligation), or by the Fund’s segregated assets procedures (or a combination thereof), are not senior securities under the Act and are not subject to the Fund’s borrowing restrictions.

Convertible securities
The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer’s common stock because they rank senior to common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of a convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors but are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claim on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

When-issued securities
The Fund may purchase securities offered on a “when-issued” or “delayed delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or delayed delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or delayed delivery security accrues to the purchaser. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or delayed delivery securities may be more or less than the purchase price. The Advisor does not believe that the Fund’s net asset value or income will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund’s custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities which are fixed on the purchase commitment date or at the time of settlement for when-issued or delayed delivery securities, marked-to-market daily in accordance with pertinent SEC positions.

Equity participation notes or equity linked notes (collectively “EPNs”)
The Fund may invest up to 10% of its total assets in EPNs. An EPN is a debt instrument whose return is determined by the performance of a single equity security. When purchasing an EPN, the Fund pays the counterparty the current value of the underlying security plus a commission. During the time that the EPN is owned, the price of the EPN will fluctuate in accordance with the price fluctuation of the underlying security, with a currency adjustment to reflect the fact that EPNs are generally priced in US dollars whereas the underlying security is generally denominated in a foreign currency. At maturity or sale, the EPN owner’s profit or loss is the sum of the appreciation/depreciation of the underlying security, plus the appreciation/depreciation of the underlying security’s currency relative to the US dollar, less any commissions paid. The Fund only invests in EPNs for which the underlying security is a permissible investment pursuant to the Fund’s investment policies and restrictions.

The Fund invests in EPNs only to gain exposure to equities in foreign markets where direct investments in equity securities are not easily accessible or otherwise obtainable. The Fund may only invest in EPNs that are unleveraged and that do not have a “cap” or a “floor” on the maximum principal amount to be repaid to the Fund at maturity. In addition, the Fund may only invest in EPNs that are based on the performance of a single underlying equity security; that have no premium or discount in relation to the underlying asset; and that provide for the retention of dividend rights. Investments in EPNs will only be made if the counterparty is a financial institution rated at least A1 by S&P or P1 by Moodys. EPNs are not considered equity securities for purposes of the Fund’s policy to invest 80% of its net assets in equity securities.

EPNs possess the risks associated with the underlying security, such as market risk, and, with respect to EPNs based on foreign securities, foreign securities and currency risks. EPNs, however, involve greater risks than if the Fund had invested in the underlying security directly, since, in addition to general market and foreign securities risks, EPNs are subject to counterparty, credit and illiquidity risks. Counterparty risk is the risk that the issuer of the EPN may fail to pay the full amount due at maturity or redemption. In addition, an investment in an EPN creates exposure to the credit risk of the issuing financial institution. Also, the secondary market for EPNs may be limited, and the lack of liquidity in the secondary market may make EPNs difficult to dispose of and to value. In choosing EPNs appropriate for the Fund, the Advisor will select only those EPNs that have demonstrated patterns of brokers willing to provide liquidity on demand to ensure that the EPNs maintain their liquidity. The Fund, however, will treat EPNs as illiquid and subject to its overall limit on illiquid investments of 15% of the Fund’s net assets.

Emerging markets investments
The Fund may invest in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets.

The Fund’s investments in emerging market securities will, at all times, be limited by the Fund’s prohibition on investing more than 15% of its net assets in illiquid securities.

Risks of investing in emerging markets
There are additional risks inherent in investing in less developed countries that are applicable to the Fund. The Fund considers a country to be an “emerging market” if it is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. An emerging market security is a security issued by a government or other issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the principal trading market of the security is an emerging market; (ii) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investments made or services performed in an emerging market country; or (iii) at least 50% of the assets of the issuer are situated in emerging market countries.

Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors that may influence the ability or willingness to service debt include, but are not limited to: a country’s cash flow situation; the availability of sufficient foreign exchange on the date a payment is due; the relative size of its debt service burden to the economy as a whole; its government’s policy towards the International Monetary Fund, the World Bank and other international agencies; and the political constraints to which a government debtor may be subject.

Investments in Russian securities
The Fund may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares of Russian companies is evidenced by entries in a company’s share register (except where shares are held through depositories that meet the requirements of the Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and the Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase or sell the company’s shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

In light of the risks described above, the Board has approved certain procedures concerning the Fund’s investments in Russian securities. Among these procedures is a requirement that the Fund will not invest in the securities of a Russian company unless that issuer’s registrar has entered into a contract with the Fund’s sub-custodian containing certain protective conditions including, among other things, the sub-custodian’s right to conduct regular share confirmations on behalf of the Fund. This requirement will likely have the effect of precluding investments in certain Russian companies that the Fund would otherwise make.

Summary of risks

The principal risks of investing in the Fund are described in the “Principal Risks” section of the Prospectus.

Investment restrictions

The investment restrictions set forth below are fundamental policies and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation. The Fund may not:

(i)  Purchase the securities of any one issuer (other than the US government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment: (a) more than 5% of the value of the Fund’s total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations;

(ii)  Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

(iii)  Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(iv)  Issue securities senior to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities to the extent permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof;

(v)  Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan; and (d) to affiliated investment companies to the extent permitted by the Act or any exemption that may be granted by the SEC;

(vi)  Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund’s assets, asset coverage of at least 300% is required;

(vii)  Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the US government or any of its agencies); and

(viii)  Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares.

Management of the Trust

The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. Each Trustee of the Trust is an Independent Trustee because he or she is not considered an “interested person” of the Trust under the 1940 Act. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Advisor, are listed below. None of the Trustees is an “interested person” (as defined in the Act) of the Trust. The Trustees may be referred to herein as “Independent Trustees.”

Independent trustees
[To be updated to comply with additional disclosure obligations in 485(b) filing]

Name, address and age	Position(s) held with Trust	Term of office and length of time served (1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee
Walter E. Auch ; 89 6001 N. 62nd Place Paradise Valley, AZ 85253	Trustee	Since 1994	Mr. Auch is retired (since 1986).	Mr. Auch is a trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.
Mr. Auch is a trustee of Advisors Series Trust (32 portfolios) and a trustee emeritus of the Morgan Stanley Smith Barney Consulting Group Capital Market Funds (11 portfolios). Mr. Auch is also a member of the Board of Sound Surgical Technologies.

Adela Cepeda ; 52 A.C. Advisory, Inc. 161 No. Clark Suite 4975 Chicago, IL 60606	Trustee	Since 2004	Ms. Cepeda is founder and president of A.C. Advisory, Inc. (since 1995).
Ms. Cepeda is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.

Ms. Cepeda is director of the MGI Funds (7 portfolios) (since 2005), director of the Morgan Stanley Smith Barney Consulting Group Capital Market Funds (11 portfolios) and director of Amalgamated Bank of Chicago.

John J. Murphy ; 66 268 Main Street P.O. Box 718 Gladstone, NJ 07934	Trustee	Since 2009	Mr. Murphy is the President of Murphy Capital Management (investment advice) (since 1983).	Mr. Murphy is a trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.
Mr. Murphy is a director of the Nicholas Applegate funds (13 portfolios); a director of the Legg Mason Equity Funds (47 portfolios) (since 2007); and a trustee of Morgan Stanley Smith Barney Consulting Group Capital Markets funds (11 portfolios).

Frank K. Reilly; 74 Mendoza College of Business University of Notre Dame Notre Dame, IN 46556-5646	Chairperson and Trustee	Since 1992	Mr. Reilly is a Professor of Finance at the University of Notre Dame (since 1982).
Mr. Reilly is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub advisor or manager.
Mr. Reilly is a director of Discover Bank, a subsidiary of Discover Financial Services.
Edward M. Roob ; 75 c/o UBS Global AM One North Wacker Drive Chicago, IL 60606	Trustee	Since 1995	Mr. Roob is retired (since 1993).
Mr. Roob is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.
None.

Abbie J. Smith ; 57 University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637	Trustee	Since 2009
Ms. Smith is a Boris and Irene Stern Professor of Accounting, University of Chicago Booth School of Business (since 1980). Formerly, Ms. Smith was a Marvin Bower Fellow at Harvard Business School (2001-2002). In addition, Ms. Smith is also a co-founding partner of Fundamental Investment Advisors (hedge fund) (co-founded in 2004, “commenced operations” in 2008) (since 2008).

Ms. Smith is a director or trustee of three investment companies (consisting of 52 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.

Ms. Smith is a director of HNI Corporation and chair of the human resources and compensation committee (formerly known as HON Industries Inc.) (office furniture) (since 2000) and a director and chair of the audit committee of Ryder System Inc. (transportation, logistics and supply-chain management) (since 2000). In addition, Ms. Smith is a trustee/director (since 2000) and a member of the audit committee (since 2000) and portfolio performance committee (since 2002) of the Dimensional Funds complex (89 portfolios).

J. Mikesell Thomas; 59 1353 Astor Place Chicago, IL 60610	Trustee	Since 2004
Mr. Thomas is a principal with the investment firm Castle Creek Capital (since July 2008), President and CEO of First Chicago Bancorp (since November 2008) and CEO of First Chicago Bank of Trust (since November 2008). He is the former President and CEO of Federal Home Loan Bank of Chicago (2004 to March 2008). Mr. Thomas was an independent financial advisor (2001 to 2004).

Mr. Thomas is a director or trustee of four investment companies (consisting of 53 portfolios) for which UBS Global AM (Americas) or one of its affiliates serves as investment advisor, sub-advisor or manager.
Mr. Thomas is a director and chairman of the Audit Committee for Evanston Northwestern Healthcare.

(1)         Each Trustee holds office for an indefinite term.

Officers
Officers Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Joseph J. Allessie* Age: 44	Vice President and Assistant Secretary	Since 2005
Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM (US) and UBS Global AM (Americas) (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that, Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow* Age: 44	Vice President, Treasurer and Principal Accounting Officer	Since 2000 (Vice President) and 2006 (Treasurer and Principal Accounting Officer)
Mr. Disbrow is an executive director (since 2007) (prior to which he was a director (since 2000)) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook* Age: 44	Vice President and Assistant Treasurer	Since 2006
Mr. Flook is a director (since March 2010) (prior to which he was an associate director (since 2006)) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that, he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper** Age: 52	Vice President and Secretary	Since 1999
Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global AM from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas region since 2004 and of UBS Global Asset Management Trust Company since 1993. Mr. Kemper is vice president and secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary* Age: 42	Vice President and Assistant Treasurer	Since 2006
Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee* Age: 39	Vice President and Assistant Secretary	Since 2005
Ms. Lee is an executive director (since March 2010) prior to which she was a director (since 2005)) and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that, she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire* Age: 40	Vice President and Assistant Treasurer	Since 2007
Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since October 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill* Age: 47	Vice President and Chief Compliance Officer	Since 2004
Mr. McGill is managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region.  Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999 to 2003).  Mr. McGill is a vice president and chief compliance officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy D. Osborn* Age: 43	Vice President and Assistant Treasurer	Since 2007
Mrs. Osborn is a director (since March 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders* Age: 44	Vice President and Assistant Secretary	Since 2005
Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup* Age: 53	Vice President and Chief Operating Officer	Since 2006
Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related Companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Kai R. Sotorp** Age: 51	President	Since 2006
Mr. Sotorp is a Group Managing Director, Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a board director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002 to 2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001 to 2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000 to 2004); and member of the board of Mitsubishi Corp.-UBS Realty Inc. (2000 to 2004). Mr. Sotorp is president of 20 investment companies (consisting of 102 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller* Age: 48	Vice President and Assistant Secretary	Since 2004
Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

†         Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.
*         This person’s business address is 1285 Avenue of the Americas, New York, NY 10019-6028.
**         This person’s business address is One North Wacker Drive, Chicago, IL 60606.

Information about trustee ownership of Fund shares
[TO BE CONFIRMED IN 485(B) FILING]

Name of Independent Trustees	Dollar range of equity securities in the Trust †
Aggregate dollar range of equity securities in all
 registered investment companies overseen by
 Trustee for which UBS Global AM (Americas) or  an affiliate serves as Investment Advisor,
 Sub-advisor or Manager †

Walter E. Auch	UBS U.S. Large Cap Equity Fund — $10,001 - $50,000	[$50,001 - $100,000]
Adela Cepeda	None	[$10,001 - $50,000]
John J. Murphy	None	[None]
Frank K. Reilly	UBS Global Allocation Fund — over $100,000;	[over $100,000]
UBS U.S. Small Cap Growth Fund — $50,001 - $100,000
Edward M. Roob	UBS Dynamic Alpha Fund — $50,001 - $100,000	[over $100,000]
UBS Global Allocation Fund — over $100,000
Abbie J. Smith	None	[None]
J. Mikesell Thomas	None	[None]

†  Information regarding ownership is as of December 31, 2009.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001 - $100,000; or (v) over $100,000.

Information about Independent trustee ownership of securities issued by UBS Global AM (Americas) or UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS Global AM (US)
As of December 31, 2009, the Independent Trustees did not own any securities issued by UBS Global AM (Americas) or UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS Global AM (US).

Compensation table
Trustees
Name and position held	Annual aggregate compensation from the Trust 1	Pension or retirement benefits accrued as part of Fund expenses	Total compensation from the Trust and Fund complex paid to Trustees 2
Walter E. Auch, Trustee	$64,089	N/A	$142,472
Adela Cepeda, Trustee	$61,532	N/A	$139,425
John J. Murphy, Trustee3	$16,367	N/A	$37,130
Frank K. Reilly, Trustee	$69,687	N/A	$157,922
Edward M. Roob, Trustee	$61,532	N/A	$139,425
Abbie J. Smith, Trustee3	$16,367	N/A	$37,130
J. Mikesell Thomas, Trustee	$67,648	N/A	$153,298

1  Represents aggregate annual compensation paid by the Trust to each Trustee indicated for the fiscal year ended June 30, 2009.

2  This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Messrs. Auch and Murphy and Ms. Smith) managed by UBS Global AM (Americas) or an affiliate for the fiscal year ended June 30, 2009.

3  Mr. Murphy and Ms. Smith were elected as Trustees of the Trust effective January 1, 2009. Therefore, the compensation reflects compensation for the period of January 1, 2009 through June 30, 2009.

No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Each Independent Trustee receives for his or her service to the Fund complex (which consists of the Trust, three other registered investment companies and one unregistered investment company), an annual retainer of $160,000 paid quarterly for serving as a Board member. In addition, the chairman of the Board, for serving as chairman of the Board; the chairman of the Audit Committee, for serving as chairman of the Audit Committee; and the chairman of the Nominating, Compensation and Governance Committee, for serving as chairman of the Nominating, Compensation and Governance Committee, each receive from the Fund complex, for his or her service, an annual retainer of $20,000, $15,000 and $7,500, respectively. The Fund complex also reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.

Each Trustee sits on the Trust’s Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust’s independent registered public accounting firm; (ii) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Funds’ financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met three times during the fiscal year ended June 30, 2009.

Each Trustee sits on the Trust’s Nominating, Compensation and Governance Committee (the “Nominating Committee”), which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) review Board governance procedures and recommend any appropriate changes to the full Board; (iii) periodically review Independent Trustee compensation and recommend any changes to the Independent Trustees as a group; and (iv) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust’s outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Walter Auch, care of Mark Kemper, the Secretary of the Trust, at UBS Global Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope “Nominating Committee.” The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae . The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

The Nominating, Compensation and Governance Committee met three times during the fiscal year ended June 30, 2009.

There is no separate Investment Committee. Items pertaining to these matters are submitted to the full Board.

Principal holders of securities
As of the date of this SAI, UBS Global AM (Americas) owned 100% of all outstanding shares of the Fund and thus may be deemed a controlling shareholder of the Fund until additional shareholders purchase shares.  As of the same date, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Trust is presumed to control the Trust under the provisions of the Act.  Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust or the Fund.

To the extent that UBS Global AM (Americas) maintains a greater than 24.99% interest in the Fund, UBS Global AM (Americas) will be deemed to “control” the Fund for purposes of the U.S. Bank Holding Company Act of 1956, as amended (“BHCA”). Accordingly, the Fund may be subject to certain limitations on its ability to own equity securities of certain issuers set forth in the BHCA.  These limitations may be eliminated as UBS Global AM (Americas) reduces its percentage interest in the Fund through redemptions.

Investment advisory, principal underwriting and other service arrangements

Advisor
UBS Global Asset Management (Americas) Inc., with its principal office located at One North Wacker Drive, Chicago, Illinois 60606, manages the assets of the Trust pursuant to its investment advisory agreement with the Fund (the “Agreement”). The Advisor is an investment management firm managing approximately $144 billion, as of December 31, 2009, primarily for institutional pension and profit sharing funds. The Advisor is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division, which had approximately $563 billion in assets under management as of December 31, 2009. The Advisor is also an affiliate of UBS Financial Services, which provides certain sub-transfer agency and administration services to the Fund.

As of March 31, 2010, the Advisor also serves as the investment advisor or sub-advisor to forty other investment companies: Curian Capital US Large Cap Select Equity; EQ Advisors Trust: Growth and Income Fund; Fort Dearborn Income Securities, Inc.; Global High Income Dollar Fund Inc.; GuideStone International Equity Fund; ING UBS U.S. Large Cap Equity Portfolio; Investment Grade Municipal Income Fund Inc., John Hancock Funds II: Large Cap Fund; John Hancock Trust: Large Cap Trust; Laudus Growth Investers US Large Cap Growth Fund; Managed High Yield Plus Fund Inc.; Master Trust; MFS Diversified Target Return Fund; Northern Multi-Manager International Equity Fund; Principal Investors Fund, Inc.: PacificLife Funds (PLF) Large Cap Growth Fund, Pacific Select Fund (PSF) Large-Cap Growth Portfolio: Partners LargeCap Value Fund I; Principal Investors Fund, Inc.; Russell Investment Company Emerging Markets Fund; Russell Investment Company International Developed Markets Fund; RVS VP UBS Large Cap Growth Fund; SEI International Fixed Income Fund: Strategic Global Income Fund Inc.; TA IDEX UBS Large Cap Value Portfolio; The UBS Funds; UBS Cashfund Inc.; UBS Index Trust; UBS Investment Trust; UBS Managed Municipal Trust; UBS Master Series, Inc.; UBS Money Series; UBS Municipal Money Market Series; UBS PACE Select Advisors Trust; UBS Relationship Funds; UBS RMA Money Fund, Inc.; UBS RMA Tax-Free Fund, Inc.; UBS Series Trust; USAA Growth & Income Fund; Wilshire Large Cap Core 130/30 Fund.

Pursuant to its Agreement with the Trust, on behalf of the Fund, the Advisor receives from the Fund a monthly fee at an annual rate multiplied by the average daily net assets of the Fund of 1.25% for providing investment advisory services. The Advisor is responsible for paying its expenses. The Fund pays the following expenses: (1) the fees and expenses of the Trust’s disinterested Trustees; (2) the salaries and expenses of any of the Trust’s officers or employees who are not affiliated with the Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) auditing and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust’s custodian, administrator and transfer agent and any related services; (10) expenses of obtaining quotations of the Fund’s portfolio securities and of pricing the Fund’s shares; (11) expenses of maintaining the Trust’s legal existence and of shareholders’ meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

The Fund is subject to a one year contractual expense limit at the rate of 1.50% of the Fund's daily net assets, excluding any 12b-1 plan fees, interest expense, securities loan fees, dividend expense for short sales and expenses incurred through investment in other investment companies.  The contractual fee waiver and/or expense reimbursement agreements will remain in place for the Fund’s fiscal year ending June 30, 2011. Thereafter, the expense limit for the Fund will be reviewed each year, at which time the continuation of the expense limit will be considered by the Advisor and the Board of Trustees. The contractual fee waiver and/or expense reimbursement agreements also provide that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund.

General expenses of the Trust (such as costs of maintaining corporate existence, certain legal fees, insurance, etc.) will be allocated to the Fund in proportion to its relative net assets. Expenses that relate exclusively to the Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by the Fund.

Portfolio managers
Presented below is information about those individuals identified as portfolio managers of the Fund in the Fund’s Prospectus.

The following table provides information relating to other accounts managed by the portfolio managers as of [June 30, 2010:]

[TO BE PROVIDED IN RULE 485(B) FILING:]
	Registered investment companies			Other pooled investment vehicles			Other accounts
Portfolio manager	Number	Assets managed (in millions)		Number	Assets managed (in millions)		Number	Assets managed (in millions)
Arthur Gresh	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Ian Paczek	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]
Scott Bondurant	[ ]	$	[ ]	[ ]	$	[ ]	[ ]	$	[ ]

The portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote and entrepreneurial, performance culture.  They also align the interests of investment professionals with those of clients.

The total compensation received by the portfolio managers and analysts at UBS Global Asset Management, including the Funds’ portfolio managers, has up to three basic components – a fixed component (base salary and benefits), a variable cash component and, over a certain total compensation threshold, a variable deferred component.  These are described in more detail below:

•  The fixed component (base salary and benefits) is set to be competitive in the industry and is monitored and adjusted periodically with reference to the relevant local labor market in order to remain so.  The fixed component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their roles.

•  Variable compensation is determined annually on a discretionary basis.  It is correlated with the individual’s financial and non-financial contribution and with the performance of their respective function, UBS Global Asset Management and UBS as a whole.  At its name implies, variable compensation can be variable and is delivered in cash and, over a certain total compensation threshold, deferred.

•  Variable deferred – employees may have a portion of their variable compensation deferred.  The main deferral plan is the UBS Global Asset Management Equity Ownership Plan (Global AM EOP) which vests over a three year period.  Through the Global AM EOP, investments are made in some combination of vehicles aligned to selected UBS Global Asset Management believes that, not only does this deferral plan reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool.

UBS Global Asset Management strongly believes that typing portfolio managers’ variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers’ interests with those of the firm’s clients.  The total variable compensation available generally will depend on the firm’s overall profitability.

The allocation of the variable compensation pool to each portfolio manager is linked to the investment performance of the Fund relative to its benchmark, the Citigroup 3-Month Treasury Bill Index and, where appropriate peer strategies, over one and three years for Equities and Fixed Income and also over five years for Global Investment Solutions.

For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution.

Portfolio Manager*	Range of shares owned**
Arthur Gresh	None
Ian Paczek	None
Scott Bondurant	None

*  As of the date of the SAI

**  The Portfolio Managers may participate in a deferred compensation plan that invests in the Fund. These holdings are not included in the table.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a portfolio manager above, the following ranges will be used: (i) none; (ii) $1-10,000; (iii) $10,001-$50,000; (iv) $50,001-$100,000; (v) $100,001-$500,000; (vi) $500,001-$1,000,000; or (vii) over $1,000,000.

Administrative, accounting and custody services
Administrative and accounting services.  UBS Global AM (Americas) also serves as the Fund’s administrator. The Administrator is an indirect wholly owned asset management subsidiary of UBS AG. Prior to April 1, 2006, UBS Global AM (US) served as the Fund’s administrator under the same terms and conditions described below. UBS Global AM (US) is also an indirect wholly owned subsidiary of UBS AG.

As administrator, the Administrator supervises and manages all aspects (other than investment advisory activities) of the Trust’s operations. Under the Administration Contract, the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except to the extent that such a loss results from negligence, willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Fund’s outstanding voting securities, on 60 days’ written notice to the Administrator, or by the Administrator on 60 days’ written notice to the Trust. The Fund pays a fee to the Administrator that is computed daily and paid monthly at an annual rate of 0.075% of average daily net assets of such Fund.

J.P. Morgan Investors Services Co. (“J.P. Morgan”) provides accounting, portfolio valuation and certain administrative services for the Fund under a Multiple Services Agreement between the Trust and JPMorgan Chase Bank (“JPMorgan Chase Bank”). J.P. Morgan is located at 73 Tremont Street, Boston, Massachusetts 02108-3913 and is a corporate affiliate of JPMorgan Chase.

Custody services. JPMorgan Chase Bank, located at 270 Park Avenue, New York, New York 10017, provides custodian services for the securities and cash of the Fund. JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

Principal underwriting arrangements
UBS Global AM (US) (the “Underwriter”), with its principal office located at 1285 Avenue of the Americas, New York, NY 10019-6028, acts as the principal underwriter of each class of shares of the Fund pursuant to a Principal Underwriting Contract with the Trust. The Principal Underwriting Contract requires the Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. The Underwriter enters into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fund shares.

Under separate plans pertaining to the Class A and Class C shares of the Fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Act (each, respectively, a “Class A Plan,” and “Class C Plan,” and collectively, “Plans”), the Fund pays the Underwriter a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class C Plan, the Fund pays the Underwriter a distribution fee, accrued daily and payable monthly, at the annual rate of  0.75% of the average daily net assets of the class of shares. There is no distribution plan with respect to the Fund’s Class Y shares and the Fund pays no service or distribution fees with respect to its Class Y shares.

The Underwriter uses the service fees under the Plans for Class A and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the Fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts including related overhead expenses.

The Underwriter uses the distribution fees under the Class C Plans to offset the commissions it pays to dealers for selling the Fund’s Class C shares, respectively, and to offset the Fund’s marketing costs attributable to such Class, such as the preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. The Underwriter may also use distribution fees to pay additional compensation to dealers and to offset other costs allocated to the Underwriter’s distribution activities.

The Underwriter receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

UBS Global AM (US) may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries (collectively, “Financial Intermediaries”), that sell shares of the Fund, subject to UBS Global AM (US)’s internal policies and procedures. The source of such payments may come from sales charges on such shares, 12b-1 fees collected from the Fund and/or from the underwriter’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” UBS Global AM (US) provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM (US). UBS Global AM (US) also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM (US)’s internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM (US)’s headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM (US)’s internal policies and procedures, UBS Global AM (US) may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM (US)’s promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may maintain omnibus accounts and/or have similar arrangements with UBS Global AM (US) and may be paid by UBS Global AM (US) for providing sub-transfer agency and other services. Financial Intermediaries may be paid a sub-transfer agency or related fee out of Fund assets similar to that which the Fund otherwise would have paid the Fund’s transfer agent. In addition, the Financial Intermediary, for the services provided, may charge a higher fee than would be represented by the sub-transfer agency or related fee. To the extent 12b-1 fees and sub-transfer agency or related fees do not meet the charge, the underwriter or an affiliate will pay the difference out of its own resources. Such payments are often referred to as “revenue sharing.” Such expenses, to the extent they are Fund expenses, are included in the annual operating expenses set forth in the Fund’s prospectus.

You should ask your Financial Intermediary about any payment it receives from the underwriter and any services provided.

The Plans and the Principal Underwriting Contract specify that the Fund must pay service and distribution fees to the Underwriter as compensation for its service and distribution related activities, not as reimbursement for specific expenses incurred. Therefore, even if the Underwriter’s expenses for the Fund exceed the service or distribution fees it receives, the Fund will not be obligated to pay more than those fees. On the other hand, if the Underwriter’s expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be the Underwriter’s sole responsibility and not that of the Fund. Annually, the Board reviews the Plans and the Underwriter’s corresponding expenses for each class of shares of the Fund separately from the Plans and expenses of the other classes of shares.

Among other things, each Plan provides that (1) the Underwriter will submit to the Board at least quarterly, and the Board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board, including those Board members who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the approval by a majority of the outstanding voting securities of the relevant class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of Board members who are not “interested persons” of the Trust shall be committed to the discretion of the Board members who are not “interested persons” of the Trust.

In reporting amounts expended under the Plans to the Board members, the Underwriter allocates expenses attributable to the sale of each class of the Fund’s shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the Fund’s shares will not be used to subsidize the sale of any other class of the Fund’s shares.

In approving the Class A Plan and the Class C Plan, the Board considered all of the features of the distribution system and the anticipated benefits to the Fund and its shareholders. With regard to each Plan, the Board considered (1) the advantages to the shareholders of economies of scale resulting from growth in the Fund’s assets and potential continued growth, (2) the services provided to the Fund and its shareholders by the Underwriter, (3) the services provided by dealers pursuant to each dealer agreement with the Underwriter, and (4) the Underwriter shareholder service-related and, where applicable, distribution-related expenses and costs.

With respect to each Plan, the Board considered all compensation that the Underwriter would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The Board also considered the benefits that would accrue to the Underwriter under each Plan, in that the Underwriter would receive service, distribution, advisory and administrative fees that are calculated based upon a percentage of the average net assets of the Fund, which fees would increase if the Plans were successful and the Fund attained and maintained significant asset levels.

Transfer agency services
PNC Global Investment Servicing (U.S.) Inc. (“PNC Servicing”), a subsidiary of PNC Bank, N.A., serves as the Trust’s transfer and dividend disbursing agent. It is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

Independent registered public accounting firm
Ernst & Young LLP, 5 Times Square, New York, New York 10036, is the independent registered public accounting firm of the Trust.

Legal counsel
Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania, is legal counsel to the Trust and the Independent Trustees.

Personal trading policies
The Trust, the Advisor and the Underwriter have adopted a Code of Ethics. The Code of Ethics establishes standards by which employees of UBS Global Asset Management (including all employees of the Advisor and Underwriter) (together, “Covered Persons”) must abide when engaging in personal securities trading conduct.

Under the Code of Ethics, Covered Persons are prohibited from: (i) executing a securities transaction on a day during which the Fund has a pending or executed buy or sell in the same security; (ii) entering into a net short position with respect to any security that is held by the Fund; (iii) purchasing or selling futures (except currency forwards) that are not traded on an exchange, as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and (v) acquiring securities in an initial public offering (other than a new offering of a registered open-end investment company).

In addition, Covered Persons must obtain prior written approval before purchasing, selling or transferring any security subject to certain exceptions listed in the Code of Ethics. Covered Persons and Trustees are required to file the following reports: (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested Trustee and any securities accounts maintained by the Covered Person or Interested Trustee, which must be filed within ten days of becoming a Covered Person or Interested Trustee (Independent Trustees are not required to file this report); (2) quarterly reports of security investment transactions and new securities accounts. Independent Trustees need only report a transaction in a security if such Trustee, at the time of the transaction, knew or should have known, in the ordinary course of fulfilling his official duties as a Trustee, that, during the 15-day period immediately preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund; and (3) an annual certification that they have read and understand the Code of Ethics, that they have complied with its requirements during the preceding year, and that they have disclosed or reported all personal transactions/holdings required to be disclosed or reported.

A copy of the Code of Ethics has been filed with and is available through the SEC.

Proxy voting policies
The Board of Trustees believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM (Americas). Following is a summary of UBS Global AM (Americas)’s proxy voting policy.

You may obtain information about the Fund’s proxy voting decisions, without charge, online on the Trust’s Web Site (www.ubs.com/ubsglobalam-proxy) or the EDGAR database on the SEC’s Web Site (www.sec.gov).

The proxy voting policy of UBS Global AM (Americas) is based on its belief that voting rights have economic value and should be treated accordingly. Generally, UBS Global AM (Americas) expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain principles, which provide evidence of good corporate governance. UBS Global AM (Americas) may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM (Americas)’s proxy voting policy.

When UBS Global AM (Americas)’s view of a company’s management is favorable, UBS Global AM (Americas) generally supports current management initiatives. When UBS Global AM (Americas)’s view is that changes to the management structure would probably increase shareholder value, UBS Global AM (Americas) may not support existing management proposals. In general, UBS Global AM (Americas) generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) the roles of chairman and chief executive generally should be separated, (b) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management of the company, and (c) the board should include executive and non-executive members and the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that, among other things, at all times the interests of executives and shareholders are aligned and the financial audit is independent and accurate. In addition, UBS Global AM (Americas) focuses on the following areas of concern when voting its clients’ securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS Global AM (Americas) exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

UBS Global AM (Americas) has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates’ client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM (Americas) has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM (Americas) is aware of a conflict with respect to a particular proxy, the UBS Global AM Corporate Governance Committee is required to review and resolve the manner in which such proxy is voted.

Portfolio holdings disclosure policies and procedures
Introduction. UBS Global AM (Americas) and the Trust’s Board of Trustees have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the Fund (the “Disclosure Policy”). The Trust’s policy with respect to the release of portfolio holdings is to only release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund’s portfolio holdings will not be made available to anyone outside of UBS Global AM (Americas) unless and until the information has been made available to all shareholders or the general public in a manner consistent with the spirit and terms of the Disclosure Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Fund’s Prospectus.

The Disclosure Policy requires that the UBS Global AM (Americas) Legal and Compliance Departments address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund’s portfolio holdings is for a legitimate business purpose and in the best interest of the Fund’s shareholders prior to the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments authorizing the disclosure of portfolio holdings. The UBS Global AM (Americas) Legal and Compliance Departments will periodically review how the Fund’s portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM (Americas) affiliates, fiduciaries, and broker-dealers, to ensure that such use is for legitimate business reasons and in the best interests of the Fund’s shareholders.

The Trust’s Board of Trustees exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the Trust of the Disclosure Policy, the Trust’s code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

Disclosure of complete portfolio holdings to service providers subject to confidentiality and trading restrictions. UBS Global AM (Americas), for legitimate fund business purposes, may disclose the Fund’s complete portfolio holdings if it deems such disclosure necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services, custodians or a redeeming party’s custodian or transfer agent, as necessary in connection with redemptions in-kind, and other third parties that provide services (collectively, “Service Providers”) to UBS Global AM (Americas) and/or the Fund.

Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written duty of confidentiality, including a duty not to trade on the basis of any material non-public information, pursuant to the terms of the service agreement between the Service Provider and the Trust or UBS Global AM (Americas), or the terms of a separate confidentiality agreement. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund’s shareholders, and the legitimate fund business purposes served by such disclosure. Disclosure of Fund complete portfolio holdings to a Service Provider must be authorized in writing by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or by an attorney in the UBS Global AM (Americas) Legal Department.

Disclosure of complete portfolio holdings to UBS Global Asset Management affiliates and certain fiduciaries subject to confidentiality and trading restrictions.  The Fund’s complete portfolio holdings may be disclosed between and among the following persons (collectively, “Affiliates and Fiduciaries”) subject to authorization by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust, or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments, for legitimate fund business purposes within the scope of their official duties and responsibilities, and subject to such Affiliate/Fiduciary’s continuing duty of confidentiality and duty not to trade on the basis of any material non-public information, as such duties are imposed under the Trust’s and/or UBS Global AM (Americas)’s Code of Ethics, the Fund’s policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to UBS Global AM (Americas)’s Codes of Ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, sub-administrator, transfer agent, custodian or securities lending agent to the Fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM (Americas) or the Fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with the Fund’s current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS Global AM (Americas) Legal and Compliance Departments based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Arrangements to disclose portfolio holdings to service providers and fiduciaries. As of the date of this SAI, the specific Service Providers and Fiduciaries with whom the Trust has arrangements to provide portfolio holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

•  JP Morgan Chase Bank, the Fund’s Custodian, receives portfolio holdings information daily on a real-time basis.

•  Thomson Corporation (Vestek) receives portfolio holdings information so that it may assist the Fund in production of its quarterly fact sheets on a quarterly basis. The portfolio holdings information is provided with a one-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to Thomson Corporation. Additionally, Vestek receives portfolio holdings information on a monthly basis with a 30-day lag so that it may provide third party platforms that sell the Fund with portfolio analytics.

•  Ernst & Young LLP, the Fund’s independent registered public accounting firm, receives portfolio holdings information on an annual and semiannual basis for reporting purposes. There is a 30-day lag between the date of portfolio holdings information and the date on which the information is disclosed to Ernst & Young. Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings information and the date on which the information is disclosed to Ernst & Young.

•  The rating agencies of Morningstar, Lipper and Standard & Poor’s and the financial news and data company, Bloomberg L.P., receive portfolio holdings information on a quarterly basis so that the Fund may be included in each company’s industry reports and other materials. There is a 60-day lag between the date of the portfolio holdings information and the date on which the information is disclosed to these companies.

Disclosure of portfolio holdings to broker-dealers in the normal course of managing Fund assets.  An investment advisor, administrator or custodian for the Fund may, for legitimate fund business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the Fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer’s legal obligation not to use or disclose material non-public information concerning the Fund’s portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments. The Trust has not given its consent to any such use or disclosure and no person or Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or an attorney in the UBS Global AM (Americas) Legal and Compliance Departments of UBS Global AM (Americas) is authorized to give such consent except as approved by the Trust’s Board of Trustees. In the event consent is given to disclose portfolio holdings to a broker-dealer, the frequency with which the portfolio holdings may be disclosed to a broker-dealer, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the broker-dealer, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its shareholders, and the legitimate fund business purposes served by such disclosure.

Disclosure of non-material information.  Policies and procedures regarding disclosure of non-material information permit the officers of the Trust, UBS Global Asset Management Fund portfolio managers and senior officers of UBS Global AM (Americas) Finance, UBS Global AM (Americas) Legal and Compliance Departments, and anyone employed by or associated with UBS Global AM (Americas) who has been authorized by the UBS Global AM (Americas) Legal Department (collectively, “Approved Representatives”) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the Fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the Fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material non-public information.

An Approved Representative must make a good faith determination whether the information constitutes material non-public information, which involves an assessment of the particular facts and circumstances. UBS Global AM (Americas) believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include: (i) the allocation of the Fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries and countries; (ii) the characteristics of the stock and bond components of the Fund’s portfolio holdings and other investment positions; (iii) the attribution of Fund returns by asset class, sector, industry and country; and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or her sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

Disclosure of portfolio holdings as required by applicable law.  Fund portfolio holdings and other investment positions comprising the Fund may be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Fund portfolio holdings: (i) in a filing or submission with the SEC or another regulatory body; (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case; (iii) in connection with a lawsuit; or (iv) as required by court order, subpoena or similar process (e.g., arbitration proceedings).

Prohibitions on disclosure of portfolio holdings. No person is authorized to disclose Fund portfolio holdings or other investment positions (whether online at www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure Policy. In addition, no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Act). Furthermore, UBS Global AM (Americas), in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the Fund to any person who might otherwise be eligible to receive such information under the Disclosure Policy, or may determine to make such disclosures publicly as described above.

Prohibitions on receipt of compensation or other consideration. Neither UBS Global AM (Americas), the Fund nor any other person may pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

Bank line of credit
The Fund participates with other funds managed by UBS Global AM (Americas) in a $75 million committed credit facility (the “Credit Facility”) with JPMorgan Chase Bank, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds participating in the credit facility. Interest is charged to the Fund at rates based on prevailing market rates at the time of borrowings.

Portfolio transactions and brokerage commissions

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. Under its advisory agreements with the Fund, the Advisor is authorized to utilize the trading desk of its foreign affiliates to execute foreign securities transactions, but monitors the selection by such affiliates of brokers and dealers used to execute transactions for the Fund.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Advisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which the Advisor exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Fund or the Advisor. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Advisor to supplement its own investment research activities and obtain the views and information of others prior to making investment decisions. The Advisor is of the opinion that, because this material must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing the Advisor’s research.

The Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Fund effects its securities transactions may be used by the Advisor, or its affiliated investment advisors, in servicing all of their accounts; not all such services may be used in connection with the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund). The Advisor will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with the Advisor or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Funds or the Advisor may act as an underwriter. The Fund may effect futures transactions through, and pay commissions to, FCMs who are affiliated with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund maintains a commission recapture program with certain brokers for the Fund. Under the program, a percentage of commissions generated by portfolio transactions for the Fund is rebated to the Fund by the brokers.

Portfolio turnover
The Fund is free to dispose of their portfolio securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s respective investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving that Fund’s investment objective.

The Fund does not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by that Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

The portfolio turnover rate for the Fund may exceed 100% and in some years, 300%. High portfolio turnover rates (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and ultimately by the Fund’s shareholders. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

Shares of beneficial interest

The Trust currently offers three classes of shares for the Fund. The Fund is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value per share. Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other classes of the  Fund, except that only the Class A shares may vote on any matter affecting the Class A Plan. Similarly, only Class C shares may vote on matters that affect only the Class C Plan. No class may vote on matters that affect only another class. Under Delaware law, the Trust does not normally hold annual meetings of shareholders. Shareholders’ meetings may be held from time to time to consider certain matters, including changes to the Fund’s fundamental investment policies, changes to the Trust’s investment advisory agreements and the election of Trustees when required by the Act. When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares. The shares of the Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the shares of the Fund into a greater or lesser number of shares so affected. In the case of a liquidation of the Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage share ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by the Fund.

On any matters affecting only one series or class, only the shareholders of that class are entitled to vote. On matters relating to the Trust but affecting the series of the Trust differently, separate votes by the affected series or classes are required. With respect to the submission to shareholder vote of a matter requiring separate voting by a series or class, the matter shall have been effectively acted upon with respect to any series or class if a majority of the outstanding voting securities of that series or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other series or class; and (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The SEC, however, requires the Trustees to promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee or Trustees.

Reduced sales charges, additional purchase, exchange and redemption information and other services

Sales charge reductions and waivers
Waivers of sales charges—Class A shares. The following additional sales charge waivers are available for Class A shares if you:

•  Acquire shares in connection with a reorganization pursuant to which the Fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund;

•  Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund’s initial public offering of shares and that meet certain other conditions described in its prospectus; or

• Acquire shares in connection with shares purchased by UBS Global AM (US) or any affiliate on behalf of a discretionary advisory client.

Reinstatement privilege—Class A shares. Shareholders who have redeemed Class A shares may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption will be taxable regardless of whether the reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder’s tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in “Taxes—Special Rule for Class A Shareholders,” below.

Purchases of Class A shares through the UBS Financial Services Inc. InsightOneSM Program. Investors who purchase shares through the UBS Financial Services Inc. InsightOne SM  Program are eligible to purchase Class A shares of the funds for which the Underwriter or its affiliate serves as investment advisor or investment manager without a sales load, and may exchange those shares for Class A shares of the Fund. The UBS Financial Services Inc. InsightOne SM  Program offers a nondiscretionary brokerage account to UBS Financial Services Inc. clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.

Purchases of shares through the PACESM Multi Advisor Program. An investor who participates in the PACESM Multi Advisor Program is eligible to purchase Class A shares. The PACE SM  Multi Advisor Program is an advisory program sponsored by UBS Financial Services Inc. that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds and a quarterly investment performance review. Participation in the PACE SM  Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of UBS Financial Services Inc. and its affiliates are entitled to a waiver of this fee. Please contact your UBS Financial Services Inc. Financial Advisor or UBS Financial Services Inc. correspondent firms for more information concerning mutual funds that are available through the PACESM Multi Advisor Program. Shareholders who owned Class Y shares of the Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that Fund through the program.

Payments by UBS Global AM (US)—Class Y shares. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. However, UBS Global AM (US), as principal underwriter of the Fund, may make payments out of its own resources, to affiliated (UBS Financial Services Inc.) and unaffiliated dealers, pursuant to written dealer agreements as follows: a one time finder’s fee consistent with the Fund’s Class A share Reallowance to Selected Dealers’ schedule, as provided in the prospectus, and, beginning in month 13, an ongoing fee in an amount up to 20 basis points for an equity, asset allocation or a balanced Fund. UBS Global AM (US) does not make these payments on employee-related Class Y share accounts and reserves the right not to make these payments if it determines, in its sole discretion, that a dealer has been acting to the detriment of the Fund. The one time finder’s fee is calculated on the date of purchase and may be paid in four equal installments over the first 12 months of ownership. UBS Global AM (US) reserves the right to suspend these payments at any time in its sole discretion.

Additional compensation to affiliated dealer. UBS Global AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

• 0.05% of the value (at the time of sale) of all shares of the Fund sold through UBS Financial Services Inc.

• a monthly retention fee at the annual rate of 0.10% of the value of shares of the Fund that are held in a UBS Financial Services Inc. account at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

Additional compensation to financial institution(s). As of November 2008, the unaffiliated financial institutions that UBS Global AM (US) anticipates will receive additional compensation (as described in the prospectus) from UBS Global AM (US) or the Advisor, from the Advisor’s own resources, include:

Morgan Stanley Smith Barney LLC (“Morgan Stanley”)

With respect to Qualifying Shares, UBS Global AM (US), as per a written agreement between both parties, annually pays Morgan Stanley no more than the greater of (i) 0.20% (20 basis points) of the average daily value of all Qualifying Shares of the Fund or (ii) $50,000. Qualifying Shares are defined as those shares of the Fund (i) in Morgan Stanley accounts and (ii) where Morgan Stanley is designated by purchasers as broker-dealer of record. Qualifying Shares do not include any money market shares, or shares, if any, held in the following programs; taxable and non-taxable fee-based advisory programs offered by Morgan Stanley and its affiliates, including Morgan Stanley Retirement Solutions Retirement Plan Programs and Variable Annuities.

With respect to Fee Based Shares, UBS Global AM (US), as per a written agreement between both parties, pays Morgan Stanley quarterly at the annual rate of 0.03% (3 basis points) of the average daily value of the Fee Based Shares. Fee Based Shares are defined as those shares of the Fund (i) in Morgan Stanley accounts and (ii) where Morgan Stanley is designated by purchasers on the Fund’s records as broker-dealer of record and (iii) held in fee-based advisory programs offered by Morgan Stanley to taxable accounts but do not include money market shares, or shares, if any, held in non-taxable fee-based advisory accounts (e.g., those held by pension and profit-sharing plans subject to ERISA, IRAs, public employer pension accounts) and do not include any Qualifying Shares.

The foregoing payments are made by UBS Global AM (US) out of its own resources. Such payments are often referred to as “revenue sharing.”

Additional information regarding purchases through letter of intent
To the extent that an investor purchases less than the dollar amount indicated on the Letter of Intent within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow, and then from the account to cover the additional sales charge, the proceeds of which will be paid to the investor’s investment professional and UBS Global Asset Management, as applicable, in accordance with the prospectus.

Letters of Intent are not available for certain employee benefit plans.

Additional exchange and redemption information. As discussed in the Prospectus, eligible shares of the Fund may be exchanged for shares of the corresponding class of other series of the Trust and other Family Funds. Class Y shares are not eligible for exchange.

Shareholders will receive at least 60 days’ notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund’s investment objective, policies and restrictions.

The Trust will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Advisor or the Board, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest of the Fund’s shareholders, the Trust may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. With respect to such redemptions in kind, the Trust has made an election pursuant to Rule 18f-1 under the Act. This will require the Trust to redeem in cash at a shareholder’s election in any case where the redemption involves less than $250,000 (or 1% of the Fund’s net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000), during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated shareholders need not constitute a cross-section of the Fund’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment and where the Fund computes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to compute the redemption, but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed. Pursuant to redemption in-kind procedures adopted by the Board on behalf of the Fund, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Fund by nature of a greater than 5% ownership interest in the Fund.

The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of the Fund’s portfolio at the time.

Financial institutions. The Fund may authorize financial institutions, or their agents, to accept on the Fund’s behalf purchase and redemption orders that are in “good form” in accordance with the policies of those institutions. The Fund will be deemed to have received these purchase and redemption orders when such financial institution or its agent accepts them. Like all customer orders, these orders will be priced based on the Fund’s net asset value next computed after receipt of the order by the financial institutions or their agents. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

Automatic investment plan—Class A and Class C shares. The Underwriter or your investment professional offers an automatic investment plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor’s bank account to invest directly in the Fund’s Class A or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of “dollar cost averaging.” When a shareholder invests the same dollar amount each month under the plan, the shareholder will purchase more shares when the Fund’s net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder’s average purchase price per share over any given period will be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels. An investor should also consider whether a large, single investment would qualify for sales load reductions.

Automatic cash withdrawal plan—Class A and Class C
The Automatic Cash Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

• Class A and Class C shares. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

Withdrawals under the Automatic Cash Withdrawal Plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the Fund account when the shareholder signed up for the plan (for Class A and Class C shares, during the first year under the plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the plan.

An investor’s participation in the Automatic Cash Withdrawal Plan will terminate automatically if the “Initial Account Balance” (a term that means the value of the Fund account at the time the shareholder elects to participate in the Automatic Cash Withdrawal Plan), less aggregate redemptions made other than pursuant to the Automatic Cash Withdrawal Plan, is less than the minimum values specified above. Purchases of additional shares of the Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly and semiannual plans, your investment professional will arrange for redemption by the Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the Automatic Cash Withdrawal Plan. The payments generally are mailed approximately five Business Days (defined under “Net Asset Value”) after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder’s investment may be correspondingly reduced. A shareholder may change the amount of the automatic cash withdrawal or terminate participation in the Automatic Cash Withdrawal Plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional or PNC Servicing. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PNC Servicing. Shareholders may request the forms needed to establish an Automatic Cash Withdrawal Plan from their investment professionals or PNC Servicing at 1-800-647 1568.

Individual retirement accounts
Self-directed IRAs are available in which purchases of shares of Family Funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

Transfer of securities
At the discretion of the Trust, investors may be permitted to purchase Fund shares by transferring securities to the Fund that meet the Fund’s investment objective and policies. Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund’s net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by the Fund in exchange for securities will be issued at net asset value per share of the Fund determined as of the same time. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors’ basis therein. Securities will not be accepted in exchange for shares of the Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund’s portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) the value of any such security (except US government securities) being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund’s net assets immediately after the transaction.

Net asset value

The Fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is open for trading every day (each such day a “Business Day”) except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities and other instruments which are listed on US and foreign stock exchanges normally are valued at the market close, at the last sale price on the day the securities or instruments are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities and instruments are generally valued on the exchange considered by the Advisor as the primary market. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities and instruments are valued at the last bid price available prior to valuation. All investments quoted in foreign currency will be valued daily in US dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Fund’s custodian. The foreign currency exchange transactions of the Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Where market quotations are readily available, portfolio securities and other instruments are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Advisor, the fair value of the security or instrument. Where those market quotations are not readily available, securities and instruments are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those securities or instruments. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities and instruments, including many lower rated bonds, than is the case with respect to securities and instruments for which a broader range of dealer quotations and last-sale information is available. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Taxation

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxation” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund
The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement —the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•
Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, US Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than US Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover—For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a Fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of capital gains” below.

Capital loss carryovers—The Fund will offset its capital gains with any available capital losses without being required to pay taxes on or distribute such gains that are offset by the losses. Capital losses of the Fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year, subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Post-October losses—The Fund presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.  The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining the Fund’s net capital gain for capital gain dividend purposes (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  The Fund may also elect to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

Undistributed capital gains—The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax—To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign income tax—Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.

Taxation of Fund distributions
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income—The Fund receives income generally in the form of dividends and interest on its investments in portfolio securities.  This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified dividend income for individuals.”

Distributions of capital gains—The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital—Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs  (see, “Tax Treatment of Portfolio Transactions —Investments in US REITs” below).

Qualified dividend income for individuals—For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates.  Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Income derived from investments in derivatives, fixed-income securities, US REITs, passive foreign investment companies (PFICs), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-received deduction for corporations—For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders and cannot exceed the gross amount of dividends received by the Fund from domestic (US) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities—At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits—If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.

US government securities—Income earned on certain US government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by US government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January—Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the US federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Sales, exchanges and redemption of Fund shares
Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information—Under the Emergency Economic Stabilization Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Wash sales—All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase—Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Special rule for Class A shareholders—A special tax rule applies when a shareholder sells or exchanges shares of the Fund within 90 days of purchase and subsequently acquires shares of the Fund or another Family Fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original shares would be increased, or any loss would be decreased, by all or a portion of the sales charge that you paid when the original shares were bought, and that amount would increase the basis in the Fund or Family Fund shares subsequently acquired.

Tax shelter reporting—Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax treatment of portfolio transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment strategies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general—In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, futures, forward contracts, swap agreements and hedging transactions—In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on US exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions—A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC investments—The Fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Investments in US REITs—A US REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a US REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the US REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a US REIT to the Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity US REIT’s cash flow may exceed its taxable income. The equity US REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a US REIT is operated in a manner that fails to qualify as a REIT, an investment in the US REIT would become subject to double taxation, meaning the taxable income of the US REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the US REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions - Investment in taxable mortgage pools (excess inclusion Income)” and “Foreign Shareholders - US withholding tax at the source” below with respect to certain other tax aspects of investing in US REITs.

Investment in non-US REITs—While non-US REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-US REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-US REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment.  The Fund’s investment in a non-US REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-US REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in US real estate.

Investment in taxable mortgage pools (excess inclusion income)—Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a US REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US REIT.  It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (QPTP)—For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.  For purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund is generally treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities).  All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a regulated investment company.

Investments in commodities —structured notes, corporate subsidiary and certain ETFs—Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test.  See, “Taxation of the Fund.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement.  However, in a subsequent revenue ruling, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code.  In addition, the Fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities.  Accordingly, the extent to which the Fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the Fund must continue to satisfy to maintain its status as a regulated investment company.  The Fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement.

Securities lending—While securities are loaned out by the Fund, the Fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities—Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

Investments in securities of uncertain tax character—The Fund may invest in securities the US federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup withholding
By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a US person (including a US resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special US tax certification requirements applicable to non-US investors are described under the “Non-US Investors” heading below.

Non-US investors
Non-US investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to US withholding and estate tax and are subject to special US tax certification requirements. Non-US investors should consult their tax advisors about the applicability of US tax withholding and the use of the appropriate forms to certify their status.

In general—The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on US source dividends, including on income dividends paid to you by the Fund.  Exemptions from this US withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from US sources and short-term capital gain dividends.  However, the Fund does not intend to account for or designate interest-related dividends or short-term capital gains dividends for the benefit of non-US investors. As a result, non-US investors may be subject to more US withholding tax than would otherwise be the case.  Notwithstanding such exemptions from US withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a US person.

Capital gain dividends and short-term capital gain dividends—In general, a capital gain dividend designated by the Fund and paid from its net long-term capital gains, other than long-term capital gains realized on disposition of US real property interests (see the discussion below) are not subject to US withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits—Ordinary dividends paid by the Fund to non-US investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to US withholding tax.  Foreign shareholders may be subject to US withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a US trade or business—If the income from the Fund is effectively connected with a US trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to US federal income tax at the rates applicable to US citizens or domestic corporations and require the filing of a nonresident US income tax return.

Investment in US real property—A Fund may invest in equity securities of corporations that invest in US real property, including US Real Estate Investment Trusts (US-REIT). The sale of a US real property interest (USRPI) by a Fund or by a US REIT or US real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-US shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-US persons subject to US tax on disposition of a USRPI as if he or she were a US person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a US-REIT or another RIC classified as a US real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled US-REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-US person which is attributable directly or indirectly to a distribution from a US-REIT if, in general, 50% or more of the RIC’s assets consists of interests in US-REITs and US real property holding corporations, and

•	You are a non-US shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to US withholding tax at a rate of 35%, and requiring that you file a nonresident US income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after such sunset date, Fund distributions from a US-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in US real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

US estate tax—As of the date of this SAI, the US federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the US estate tax is reinstated, an individual who, at the time of death, is a non-US shareholder will nevertheless be subject to US federal estate tax with respect to Fund shares at the graduated rates applicable to US citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a US estate tax return to claim the exemption in order to obtain a US federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the US federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to US situs assets with a value of $60,000).  For estates with US situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s US situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of the Fund by a non-US shareholder who is a nonresident alien individual will not be subject to US federal gift tax.

US tax certification rules—Special US tax certification requirements apply to non-US shareholders both to avoid US back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-US shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a US person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a US taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-US shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-US shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of future legislation; local tax considerations
The foregoing general discussion of US federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Potential conflicts of interest

Activities of UBS Global Asset Management (Americas) Inc. and its affiliates (collectively, “UBS Global AM”), UBS Securities LLC and UBS Financial Services Inc. and their affiliates (collectively, “UBS”) and Other Accounts Managed by UBS

UBS Global AM is a large asset management firm with approximately $144 billion in assets under management worldwide as of December 31, 2009.1 UBS Global AM offers a full range of equity, fixed income, cash management, asset allocation and alternative asset class investment management styles with representation in both retail and institutional channels, in the United States and in non-US markets. UBS Global AM has around 3,600 employees located in 26 countries and maintains a presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.1

UBS is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged in businesses and have interests other than that of managing the Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Fund. This section sets forth considerations of which investors in the Fund should be aware, and which may cause conflicts of interest on the part of UBS and UBS Global AM that could disadvantage the Fund. To address these potential conflicts, UBS and UBS Global AM have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent the Fund from being disadvantaged.

Prospective investors should carefully review the following, which more fully describes these and other potential conflicts of interest presented by UBS Global AM’ and UBS’ other businesses and interests.

Potential Conflicts Relating to Portfolio Decisions, the Sale of Fund Shares and the Allocation of Investment Opportunities

UBS’ Other Activities May Have an Impact on the Fund. UBS Global AM (Americas) makes decisions for the Fund in accordance with its obligations as investment advisor to the Fund. However, UBS’ other activities may, at the same time have a negative impact on the Fund. As a result of the various activities and interests of UBS, it is likely that the Fund will have multiple business relationships with, engage in transactions with, make voting decisions with respect to, or obtain services from UBS and other entities for which UBS performs or seeks to perform investment banking or other services. It is also likely that the Fund will undertake transactions in securities in which UBS makes a market or otherwise has other direct or indirect interests.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the Fund invests. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS Global AM (Americas), might cause UBS Global AM (Americas) to seek to dispose of, retain or increase interests in investments held by the Fund or acquire certain positions on behalf of the Fund. UBS will be under no duty to make any such information available to the Fund or personnel of UBS Global AM (Americas) making investment decisions on behalf of the Fund and maintains information barriers designed to prevent the misuse of such information. In general, personnel of UBS Global AM (Americas) making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

1 UBS Global Asset Management (Americas) Inc. manages approximately $563 billion as of December 31, 2009.

In conformance with the Fund’s investment objectives and subject to compliance with applicable law, UBS Global AM (Americas) may purchase securities for the Fund during an underwriting or other offering of securities in which a broker/dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS Global AM (Americas) may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS Global AM (Americas) will be current investors in companies engaged in an offering of securities which UBS Global AM (Americas) may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS Global AM’s affiliates acting as a selling shareholder. UBS Global AM may also participate in structured fixed income offerings of securities in which a related person may serve as trustee, depositor, originator service agent or other service provider in which fees will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables for a structured fixed income offering in which UBS Global AM (Americas) may invest Fund assets. Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Global AM may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial advisor; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global AM may recommend to its clients, or purchase for its clients, securities of issuers in which UBS has an interest as described in this paragraph.

UBS’ Financial and Other Interests and Relationships May Incentivize UBS to Promote the Sale of Fund Shares. UBS, its personnel and other financial service providers, have interests in promoting sales of the Fund. UBS Global AM may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries, that sell shares of the Fund, subject to UBS Global AM’s internal policies and procedures. The source of such payments may come from sales charges on such shares, 12b-1 fees collected from the Fund and/or from the underwriter’s own resources (including through transfers from affiliates). Payments made out of the underwriter’s own resources are often referred to as “revenue sharing.” Please read the section entitled “Principal underwriting arrangements” for more information.

With respect to both UBS and its personnel, the remuneration and profitability relating to services to and sales of the Fund or other products may be greater than the remuneration and profitability relating to services to and sales of other products that might be provided or offered by UBS or other third parties. UBS and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Fund or its shareholders. UBS and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions charged to the Fund may also be higher than for other products or services, and the remuneration and profitability to UBS and such personnel resulting from transactions on behalf of or management of the Fund may be greater than the remuneration and profitability resulting from similar transactions for other funds or products.

UBS also may have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Fund, or who engage in transactions with or for the Fund. For example, UBS regularly participates in industry and consultant sponsored conferences and may purchase educational, data or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help UBS understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the Fund may receive fees from UBS or the Fund in connection with the distribution of shares in the Fund or other UBS products. For example, UBS may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by UBS Global AM. UBS may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. UBS’ membership in such organizations allows UBS to participate in these conferences and educational forums and helps UBS interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, UBS’ personnel, including employees of UBS, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Fund or that may recommend investments in the Fund. In addition, UBS, including UBS Global AM, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. UBS’ personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Fund or other dealings with the Fund that create incentives for them to promote the Fund or certain portfolio transactions.

To the extent permitted by applicable law, UBS Global AM may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Fund. The additional payments by UBS Global AM may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing services that are in addition to the fees paid for these or similar services by such products. Payments made by UBS Global AM may vary between different Intermediaries. Please read the section entitled “Principal underwriting arrangements” and “Reduced sales charges, additional purchase, exchange and redemption information and other services—Additional compensation to affiliated dealer” for more information.

Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Fund and Other UBS Accounts. UBS Global AM manages accounts of certain clients by means of separate accounts (“Separate Accounts”). With respect to the Fund, UBS Global AM (Americas) may follow a strategy that is expected to be similar over time to that delivered by the Separate Accounts. The Fund and the Separate Account Clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no assurance that such investment advice will be implemented simultaneously. Neither UBS Global AM (Americas) nor its affiliates will know when advice issued has been executed (if at all) and, if so, to what extent. While each will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities, currencies and instruments in which the Fund invests.

Other Potential Conflicts Relating to the Management of the Fund by UBS Global AM Potential Restrictions and Issues Relating to Information Held by UBS. From time to time and subject to UBS Global AM’s policies and procedures regarding information barriers, UBS Global AM may consult with personnel in other areas of UBS, or with persons unaffiliated with UBS. The performance by such persons of obligations related to their consultation with personnel of UBS Global AM could conflict with their areas of primary responsibility within UBS or elsewhere. There will be no obligation on the part of such persons to make available for use by the Fund any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection with its management of the Fund, UBS Global AM may have access to certain fundamental analysis and proprietary technical models developed by UBS Global AM or its affiliates (including UBS). UBS Global AM will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, neither UBS Global AM nor any of its affiliates (including UBS) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that UBS Global AM will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of UBS Global AM and its affiliates (including UBS) or the activities or strategies used for accounts managed by them or other client accounts could conflict with the transactions and strategies employed by UBS Global AM (Americas), and have adverse effects on the Fund.

Potential Conflicts Relating to UBS’ and UBS Global AM’s Proprietary Activities and Activities on Behalf of Other Accounts. Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the Fund. UBS and one or more Client Accounts may buy or sell positions while the Fund are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Fund. For example, the Fund may establish a short position in a security and UBS or other Client Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund’s detriment. Conversely, the Fund may buy a security and UBS or Client Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the Fund holds. Conflicts may also arise because portfolio decisions regarding the Fund may benefit UBS or other Client Accounts. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) UBS or other Client Accounts, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors, officers and employees of UBS and UBS Global AM may buy and sell securities or other investments for their own accounts or for seed capital accounts (including through investment funds managed by UBS and UBS Global AM). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Fund. To reduce the possibility that the Fund will be materially adversely affected by the personal or proprietary trading described above, the Fund, UBS and UBS Global AM, has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Please see the section entitled “Personal trading policies” for more detailed information regarding these policies and procedures.

UBS Global Asset Management’s affiliates have direct or indirect interests in electronic communication networks and alternative trading systems (collectively “ECNs”). UBS Global Asset Management, in accordance with its fiduciary obligation to seek to obtain best execution, may execute client trades through ECNs in which our related persons have, or may acquire, an interest. A related person may receive compensation based upon its ownership percentage in relation to the transaction fees charged by the ECNs. UBS Global Asset Management will execute through an ECN in which a related person has an interest only in situations where we reasonably believe such transactions will be in the best interests of our clients and the requirements of applicable law have been satisfied.

In accordance with Section 11(a) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, UBS Global Asset Management’s affiliates may effect transactions for Fund or advisory client accounts on a national securities exchange of which an affiliate is an equity owner and/or a member and may retain compensation in connection with those transactions.

Gifts and Entertainment. From time to time, directors, officers and employees of UBS and UBS Global AM may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund, UBS and UBS Global AM, which could have the appearance of affecting or may potentially affect the judgment of the directors, officers and employees or the manner in which they conduct business on behalf of the Fund, UBS and UBS Global AM. To reduce the appearance of impropriety and the possibility that the Fund may be materially adversely affected by such gifts and entertainment, UBS and UBS Global AM have established policies and procedures that restrict the receipt of gifts and entertainment from clients, intermediaries, or service providers to the Fund.

UBS May In-Source or Outsource. Subject to applicable law, UBS, including UBS Global AM, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Fund in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Selection of Brokers and Dealers and Commission Rates

UBS Global Asset Management utilizes a common portfolio and trading platform for its clients. Certain investment professionals and other employees of UBS Global AM are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global AM’s personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global AM and its advisory affiliates, UBS Global AM and its advisory affiliates maintain an aggregated soft dollar budget. Therefore, research services that benefit UBS Global AM’s clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by UBS Global AM’s clients may benefit advisory affiliates and their clients. UBS Global AM does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because UBS Global AM believes that the research received is, in the aggregate, of assistance in fulfilling UBS Global AM’s overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

While we select brokers primarily on the basis of the execution capabilities, UBS Global Asset Management, in its discretion, may cause a client to pay a commission to brokers or dealers for effecting a transaction for that client in excess of the amount another broker or dealer would have charged for effecting that transaction. This may be done when we have determined in good faith that the commission is reasonable in relation to the value of the execution, brokerage and/or research services provided by the broker. Our arrangements for the receipt of research services from brokers may create conflicts of interest, in that we have an incentive to choose a broker or dealer that provides research services, instead of one that charges a lower commission rate but does not provide any research.

UBS Global Asset Management and our advisory affiliates utilize a common portfolio and trading platform for our clients. Certain investment professionals and other employees are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. UBS Global Asset Management’s personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between UBS Global Asset Management and our advisory affiliates, we maintain an aggregated soft dollar budget. Therefore, research services that benefit our clients may be paid for with commissions generated by clients of our advisory affiliates. Similarly, research services paid for by commissions generated by our clients may benefit advisory affiliates and their clients.

UBS Global Asset Management does not allocate the relative costs or benefits of research received from brokers or dealers among clients because we believe that the research received is, in the aggregate, of assistance in fulfilling our overall responsibilities to clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. UBS Global Asset Management may receive a variety of research services and information on many topics, which we can use in connection with our management responsibilities with respect to the various accounts over which we exercise investment discretion or otherwise provide investment advice. These topics include: issuers, industries, securities, economic factors and trends, portfolio strategy, the performance of accounts, statistical information, market data, earnings estimates, credit analysis, pricing, risk measurement analysis, and other information that may affect the U.S. or foreign economies, security prices, or management of the portfolio.

The research services may include written reports, pricing and appraisal services, market data services, analysis of issues raised in proxy statements, educational seminars, subscriptions to trade journals, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, investment consultants and government representatives. Research services are either provided directly by broker-dealers or generated by third parties and are provided by the brokerage firm to which the commissions are paid including commission sharing arrangements.

Certain services may be mixed use, or used for research purposes as well as other purposes. Payment for these services is made as follows: the portion allocated to research is paid for through commissions, and the portion allocated to other purposes is paid for by UBS Global Asset Management. This allocation is determined by our Best Execution and Trading Committee in good faith and based on objective criteria, to the extent available, of the amounts used for research and non-research purposes; however, the decision regarding what amounts are paid by UBS Global Asset Management versus paid by clients through commissions presents a conflict of interest. Research services received from brokers and dealers may be supplemental to our own research efforts and, when utilized, are subject to internal analysis before being incorporated into our investment process. As a practical matter, it would not be possible UBS Global Asset Management to generate all of the information presently provided by brokers and dealers.

UBS Global Asset Management may receive in-house or proprietary research from dealers that execute trades on a principal basis for our clients. The research received will be of the type described above, excluding third-party research services.

Potential Regulatory Restrictions on Investment Advisor Activity

From time to time, the activities of the Fund may be restricted because of regulatory requirements applicable to UBS and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by UBS would not be subject to some of those considerations. There may be periods when UBS Global AM may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has proprietary positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Fund may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the securities of which the Fund wishes to purchase or sell. The larger UBS Global AM’s investment advisory business and UBS’ businesses, the larger the potential that these restricted list policies will impact investment transactions. However, if permitted by applicable law, the Fund may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The investment activities of UBS for its proprietary accounts and for Client Accounts may also limit the investment strategies and rights of the Fund. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause UBS, the Fund or other Client Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of UBS Global AM on behalf of the Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, UBS Global AM on behalf of the Fund may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when UBS Global AM, in its sole discretion, deems it appropriate.

UBS Global AM and its affiliates, including, without limitation, UBS and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, UBS and its affiliates may be actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. UBS Global AM has developed policies and procedures consistent with regulatory requirements that provide that it will allocate investment opportunities and make purchase and sale decisions among the Fund and other client accounts in a manner that it considers, in its sole discretion and consistent with its fiduciary obligation to each account, to be reasonable. Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the Fund.

The results of the Fund’s investment activities may differ significantly from the results achieved by UBS Global AM and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that UBS Global AM and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which UBS Global AM and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

The investment activities of UBS Global AM and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Fund’s activities may also be restricted because of regulatory restrictions applicable to UBS Global AM and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when UBS Global AM, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which UBS Global AM and/or its affiliates are performing services or when position limits have been reached where such securities or instruments otherwise would have been permissible investments for the Fund. Additionally, the Fund or accounts may be licensed to trade securities or engage in transactions in certain jurisdictions while other funds and accounts are not licensed.

In addition, certain officers and certain employees of UBS Global AM are also officers or employees of UBS, or its affiliated entities. As a result, the performance by these officers and employees of their obligations to such other entities may be a consideration of which investors in the Fund should be aware.

UBS Global AM may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund where customers of UBS or, to the extent permitted by the SEC, UBS itself, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transaction. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of UBS Global AM and/or UBS. UBS and its affiliates may also create, write or issue Derivatives for customers of UBS or its affiliates, the underlying securities, currencies or instruments of which may be those in which the Fund invests or which may be based on the performance of the Fund. The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by UBS or its affiliates and may also enter into transactions with other clients of UBS Global AM or its affiliates where such other clients have interests adverse to those of the Fund. At times, these activities may cause UBS Global AM or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, the Fund will deal with UBS Global AM, UBS and its affiliates on an arms-length basis. UBS Global AM or UBS may also have an ownership interest in certain trading or information systems used by the Fund. The Fund’s use of such trading or information systems may enhance the profitability of UBS Global AM and its affiliates.

It is also possible that, from time to time, UBS Global AM or any of its affiliates may, although they are not required to, purchase and hold shares of the Fund. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. UBS Global AM and its affiliates reserve the right to redeem at any time some or all of the shares of the Fund acquired for their own accounts. A large redemption of shares of the Fund by UBS Global AM or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification, expense ratio and may result in significant transaction costs. UBS Global AM will consider the effect of redemptions on the Fund and other shareholders in deciding whether and when to redeem its shares.

It is possible that the Fund may invest in securities of companies with which UBS has or is trying to develop investment banking relationships as well as securities of entities in which UBS Global AM or UBS has significant debt or equity investments or in which UBS makes a market. The Fund also may invest in securities of companies to which UBS Global AM or UBS provides or may someday provide research coverage. Such investments could cause conflicts between the interests of the Fund and the interests of other UBS Global AM or UBS clients. In making investment decisions for the Fund, UBS Global AM is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of UBS Global AM in the course of these activities. In addition, from time to time, UBS’ activities may limit the Fund’s flexibility in purchases and sales of securities. When UBS is engaged in an underwriting or other distribution of securities of an entity, UBS Global AM may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Fund.

Present and future activities of UBS Global AM and its affiliates, in addition to those described in this section, may give rise to additional conflicts of interest.

UBS Global AM (Americas) may buy for the Fund securities or obligations of issuers in which UBS or other funds or accounts have made, or are making, an investment in securities or obligations that are subordinate or senior to securities of the Funds. For example, the Fund may invest in debt securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by UBS (including UBS Global AM (Americas)) relating to what actions to be taken may also raise conflicts of interests and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global AM (Americas) will make proxy voting decisions as it believes appropriate and in accordance with UBS Global AM’s policies designed to help avoid conflicts of interest, proxy voting decisions made by UBS Global AM (Americas) with respect to the Fund’s portfolio securities may have the effect of favoring the interests of other clients or businesses of other divisions or units of UBS. UBS Global AM’s proxy voting policy is discussed in more detail in the section entitled “Proxy voting policies.”

As a registered investment advisor under the Advisers Act, UBS Global AM (Americas) is required to file a Form ADV with the SEC. Form ADV Part II contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding UBS Global AM (Americas). A copy of Part I of UBS Global AM (Americas)’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). A copy of Part II of UBS Global AM (Americas)’s Form ADV is available upon request.

Performance calculations

From time to time, performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share by the Fund during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the maximum net asset value per share on the last day of the period and annualizing the result on a semiannual compounded basis. The Fund’s total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

To help investors better evaluate how an investment in the Fund might satisfy its investment objectives, advertisements regarding the Fund may discuss yield or total return as reported by various financial publications. Advertisements may also compare yield or total return to other investments, indices and averages. The following publications, benchmarks, indices and averages may be used: Lipper Mutual Fund Performance Analysis; Lipper Fixed Income Analysis; Lipper Mutual Fund Indices; Morgan Stanley Capital International Indices; Barclays Capital Indices; Salomon Smith Barney Indices; Dow Jones Composite Average or its component indices; Standard & Poor’s 500 Stock Index or its component indices; Russell Indices; Wilshire Indices; The New York Stock Exchange composite or component indices; CDA Mutual Fund Report; Weisenberger-Mutual Funds Panorama and Investment Companies; Mutual Fund Values and Mutual Fund Service Book, published by Morningstar, Inc.; comparable portfolios managed by the Advisor; and financial publications, such as Business Week, Kiplinger’s Personal Finance, Financial World, Forbes, Fortune, Money Magazine, The Wall Street Journal, Barron’s et al., which rate fund performance over various time periods.

The principal value of an investment in the Fund will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Any fees charged by banks or other institutional investors directly to their customer accounts in connection with investments in shares of the Fund will not be included in the Fund’s calculations of yield or total return.

Performance information for the various classes of shares of the Fund will vary due to the effect of expense ratios on the performance calculations.

Financial statements and report of independent registered public accounting firm

Because the Fund is new, financial statements are not yet available for the Fund.

You should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The Fund and its principal underwriter have not authorized anyone to provide you with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the Fund in any jurisdiction where the Fund or its principal underwriter may not lawfully sell those shares.

[INSERT UBS LOGO]

© 2010 UBS Global Asset Management (Americas) Inc.
All rights reserved.

I # 1012892 v.5

THE UBS FUNDS

PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS

(a)           Articles of Incorporation.

(1)
Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) on September 15, 1998.

(i)
Amendment to Certificate of Trust dated February 15, 2002 changing the Trust’s name to The UBS Funds, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(2)
Amended and Restated Agreement and Declaration of Trust (the “Declaration”) effective as of September 28, 2004, as amended March 8, 2007, is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on April 10, 2007.

(i)
Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust dated March 6, 2008 is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(b)	By-Laws.

(1)
By-Laws of The UBS Funds (f/k/a The Brinson Funds) dated April 25, 1995, are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 1996.

(i)	Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated July 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 37 to

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Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(ii)
Certificate of Vice President and Assistant Secretary reflecting amendments to the By-Laws dated April 23, 2008 is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(c)           Instruments Defining Rights of Security Holders.

(1)
Form of Specimen Share Certificate of The UBS Funds is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

(2)
The rights of security holders of the Registrant are further defined in the following sections of the Registrant’s By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:

(i)           By-Laws.

Article II - “Meeting of Shareholders.”

(ii)           Declaration.

Article III – “Shares” and Article V – “Shareholders’ Voting Powers and Meetings.”

(d)	Investment Advisory Contracts.

(1)
Investment Advisory Agreement dated July 1, 2002 between UBS Global Asset Management (Americas) Inc. (the “Advisor”) and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

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(ii)
Amendment Number Two dated July 1, 2005 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(iii)
Amendment Number Three dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(2)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment Number Two dated June 2, 2006 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(3)
Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Equity Fund (f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

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(i)
Certificate of the Secretary and resolutions redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 3347287 and 811-6637) as filed electronically with the SEC on December 7, 2000.

(ii)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(4)
Investment Advisory Agreement dated July 1, 2002, as amended on July 1, 2003 and January 1, 2004, by and between the Advisor and the Registrant on behalf of the UBS Global Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(5)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a UBS U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

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(6)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)	Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(7)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(8)
Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(i)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(9)
Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 1, 1999.

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(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(10)
Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March l, 1999.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(11)
Investment Advisory Agreement dated May 23, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS U.S. Small Cap Equity Fund are incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(12)
Investment Advisory Agreement dated July l, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC September 30, 2002.

(i)	Amendment dated February 17, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity

6

 Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(ii)
Amendment dated July 1, 2004 to Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Value Equity Fund (f/k/a UBS U.S. Value Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

(13)
Investment Advisory Agreement dated December 7, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(i)
Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

(14)
Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)
Amendment Number One dated June 29, 2007 to Investment Advisory Agreement dated January 1, 2005 between the Advisor and the Registrant on behalf of the UBS Dynamic Alpha Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(15)
Investment Advisory Agreement dated March 6, 2005 between the Advisor and the Registrant on behalf of the UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(16)
Investment Advisory Agreement dated March 27, 2006 between the Advisor and the Registrant on behalf of the UBS U.S. Mid Cap Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 27, 2006.

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(17)
Investment Advisory Agreement dated August 14, 2006 between the Advisor and the Registrant on behalf of the UBS U.S. Equity Alpha Fund  is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(18)
Investment Advisory Agreement dated July 12, 2007 between the Advisor and the Registrant on behalf of the UBS Global Frontier Fund is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(19)
Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(20)
Expense Limitation Agreement between the Advisor and the Registrant dated July 1, 2009 is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 033-47287 and 811-06637) as filed electronically with the SEC on October 28, 2009.

(21)	Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Market Neutral Multi-Strategy Fund is filed herewith as Exhibit No. EX-99.d.21.

(e)           Underwriting Contracts.

(1)
Principal Underwriting Contract, dated November 5, 2001, between UBS Global Asset Management (US) Inc. (f/k/a Brinson Advisors, Inc.) and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)
Custodial arrangements are provided under the Multiple Services Agreement dated May 9, 1997, as amended, between Morgan Stanley Trust Company and succeeded by JPMorgan Chase Bank (f/k/a The Chase Manhattan Bank), and the Registrant on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 1, 1999.

8

(i)
Amendment dated May 9, 2000 relating to Fee Obligation and Continuation of the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

(ii)
Amendment dated May 21, 2001 relating to the Appointment of Brinson Advisors, Inc. to serve as administrator to the Trust is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

(iii)
Amended Attachment A (approved borrowers) to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(iv)
Revised Schedule B3 (authorized signatories) to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 033-47287 and 811-06637) as filed electronically with the SEC on October 28, 2009.

(v)
Amended Schedule B1 and Schedule F to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637), as filed electronically with the SEC on October 27, 2006.

(vi)
Revised Schedule A to the Registrant’s Multiple Services Agreement is incorporated herein by reference to Post effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637), as filed electronically with the SEC on August 14, 2006.

(vii)
Amendment dated as of April 1, 2007 to the Securities Lending Authorization Amendment to the Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

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(viii)
Addendum of the Fee Schedule dated August 1, 2009 to the Multiple Services Agreement is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 033-47287 and 811-06637) as filed electronically with the SEC on October 28, 2009.

(h)	Other Material Contracts.

(1)
Administration Contract, dated April 1, 2006, between UBS Global Asset Management (Americas) Inc. and the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)
Amendment to Exhibit A, dated June 24, 2007, to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(ii)
Form of Amendment to Exhibit A to Administration Contract is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(2)
Transfer Agency and Related Services Agreement, dated August 20, 2001, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

                                                (i)             Amendment to Exhibit B to the Transfer Agency and Related Services Agreement, approved August 19, 2003, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2003.

(ii)
Amendment to Exhibit A, dated June 24, 2007, to the Transfer Agency and Related Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

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(i)	Legal Opinion.

(1)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on June 22, 2007.

(j)	Other Opinions.

(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm, is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 033-47287 and 811-06637) as filed electronically with the SEC on October 28, 2009.

                                 (2)         (a)          Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee,
                                                             Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Frank K. Reilly, Walter E. Auch, Edward M. Roob, Adela Cepeda and
                                                             J. Mikesell Thomas are incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287
                                                              and 811-6637) as filed electronically with the SEC on December 20, 2005.

(b)
Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Stephen Fleischer, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to Thomas Disbrow and Kai Sotorp are incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 27, 2006.

(c)
Powers of Attorney appointing Mark F. Kemper, Keith A. Weller, Joseph J. Allessie, Mary Capasso, Michael Calhoun, Eric Sanders, Tammie Lee, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell attorneys-in-fact and agents to John J. Murphy and Abbie J. Smith are incorporated herein by reference to Post-Effective Amendment No. 66/67 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 13, 2009.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

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(1)
Letter of Understanding Relating to Initial Capital, dated July 1, 1992, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

(m)	Rule 12b-1 Plan.

(1)
Shareholder Services Plan, dated October 29, 2001, as revised March 9, 2007, relating to Class A shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(2)
Rule 12b-1 Plan, dated October 29, 2001, as revised March 8, 2006, relating to the Class B shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(3)
Rule 12b-1 Plan, dated October 29, 2001, as revised March 9, 2007, relating to the Class C shares of each series of the Registrant is incorporated herein by reference to Post Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2008.

(i)
Addendum to Rule 12b-1 Plan, dated December 14, 2004 relating to the Class C shares of UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on April 10, 2007.

(ii)
Form of Addendum to Rule 12b-1 Plan relating to the Class C shares of UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

(4)
Shareholder Services Plan dated December 14, 2004 relating to Class A shares on behalf of the UBS Absolute Return Bond Fund is incorporated herein by reference to Post Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on April 10, 2007.

(5)
Form of Shareholder Services Plan relating to Class A shares on behalf of the UBS Absolute Return Bond Fund and UBS Tax Free Short-Intermediate Bond Fund is incorporated herein by reference to Post Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 2, 2008.

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(n)	Rule 18f-3 Plan.

(1)
Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, effective as of December 14, 2004, on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 21, 2004.

(o)	Reserved

(p)	Codes of Ethics.

(1)
Joint Code of Ethics of Registrant, the investment adviser and the principal underwriter of the Registrant is incorporated herein by reference to Post Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (Nos. 033-47287 and 811-06637) as filed electronically with the SEC on October 28, 2009.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Indemnification of the Trustees and officers of the Registrant is provided for in Article VII, Sections 2 through 4 of the Registrant’s Declaration of Trust effective as of September 28, 2004, as amended, as follows:

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Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Section 3.  Trustee’s Good Faith Action, Expert Advice, No Bond or Surety.  The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

Indemnification of Registrant’s advisors, custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

(a)
Each Series’ investment advisory agreement between the Registrant, on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference or filed herewith, as follows:

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(1)	Section 6 of the Investment Advisory Agreement on behalf of the UBS International Equity Fund, dated April 25, 1995, as amended;

(2)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Bond Fund, dated July 1, 2002;

(3)	Section 7 of the Investment Advisory Agreement on behalf of the UBS High Yield Fund, dated July 1, 2002;

(4)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Large Cap Equity Fund, dated July 1, 2002;

(5)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Large Cap Value Equity Fund, dated July 1, 2002;

(6)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

(7)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

(8)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Real Estate Equity Fund, dated December 7, 2000, as amended;

(9)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Allocation Fund, dated July 1, 2002;

(10)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Bond Fund, dated July 1, 2002;

(11)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Equity Fund, dated July 1, 2002, as amended and restated July 1, 2003;

(12)	Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Debt Fund, dated December 10, 1998, as amended;

(13)	Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Equity Fund, dated December 10, 1998, as amended;

(14)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Dynamic Alpha Fund;

(15)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Absolute Return Bond Fund;

(16)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Mid Cap Growth Equity Fund;

15

(17)	Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Equity Alpha Fund;

(18)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Frontier Fund; and

(19)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Tax Free Short-Intermediate Bond Fund.

(20)	Section 7 of the Investment Advisory Agreement on behalf of the UBS Market Neutral Multi-Strategy Fund.

(b)
Sections I.8(a), I.8(c)(iii), I.10, II.A.2, II.B.5, II.C.6, III.1., III.2.(b) through III.2.(e), III.4.(e) and III.9.(b) of the Multiple Services Agreement dated May 9, 1997, as amended, between Morgan Stanley Trust Company, as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan Bank) and the Registrant, on behalf of its series, which is incorporated herein by reference.

(c)
Section 9(a) of the Principal Underwriting Contract between UBS Global Asset Management (US) Inc. (formerly known as Brinson Advisors, Inc.) and the Registrant on behalf of each series dated November 5, 2001, which is incorporated herein by reference.

(d)	Section 12 of the Transfer Agency and Related Services Agreement between PFPC Inc. and the Registrant on behalf of each series dated August 20, 2001, which is incorporated herein by reference.

(e)	Sections 8 and 9 of the Administration Contract between UBS Global Asset Management (Americas) Inc. and the Registrant on behalf of each series, which is incorporated herein by reference.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS Global Asset Management (Americas) Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions. For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisor and each officer of the Registrant’s investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see UBS Global Asset Management (Americas) Inc.’s Form ADV (File #801-34910) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

16

ITEM 32.	PRINCIPAL UNDERWRITER

(a)	UBS Global AM (US) serves as principal underwriter for the following investment companies:

UBS Cashfund Inc.,
UBS Index Trust,
UBS Investment Trust,
UBS Money Series,
UBS Managed Municipal Trust,
UBS Master Series, Inc.,
Master Trust
UBS Municipal Money Market Series,
UBS RMA Money Fund, Inc.,
UBS RMA Tax-Free Fund, Inc.,
UBS Series Trust,
UBS PACE Select Advisors Trust,
SMA Relationship Trust

(b)
UBS Global AM (US) is the Registrant’s principal underwriter.  The information set forth below is furnished for those directors and officers of UBS Global AM (US) who also serve as directors or officers of the Registrant.

Name and Business Address*	Positions and Offices with Underwriter	Positions and Offices with the Registrant

Kai Sotorp**	Head - Americas for UBS Global Asset Management, a member of the UBS Group Managing Board and a member of the UBS Global Asset Management Executive Committee	President

Joseph J. Allessie*	Executive Director and Deputy General Counsel of UBS Global AM	Vice President and Assistant Secretary

Andrew Shoup*	Managing Director and Global Head of the Fund Treasury Administration Department	Vice President and Chief Operating Officer
Thomas Disbrow*	Executive Director and Head of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Treasurer

17

Mark F. Kemper**	Managing Director, General Counsel and Secretary of UBS Global AM	Vice President and Secretary

Joanne Kilkeary*	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

Michael Flook *	Associate Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

Joseph McGill*	Managing Director and Chief Compliance Officer of UBS Global AM	Vice President and Chief Compliance Officer

Eric Sanders*	Director and Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary

Tammie Lee*	Director and Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary

Keith A. Weller*	Executive Director and Senior Associate General Counsel of UBS Global AM	Vice President and Assistant Secretary
Nancy Osborn*	Associate Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer
Steven LeMire*	Director and Senior Manager of US Mutual Fund Treasury Administration Department of UBS Global AM	Vice President and Assistant Treasurer

18

(c)	Not Applicable.

* This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

** This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by JPMorgan Chase Bank (“JPMorgan Chase”), 270 Park Avenue, New York, New York 10017 with the exception of those maintained by the Registrant’s investment advisor, UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL, 60606.

JPMorgan Chase provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.

ITEM 34.	MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused Post-Effective Amendment Nos. 81/82 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 16th day of April 2010.

THE UBS FUNDS

By: /s/ Kai Sotorp
Kai Sotorp*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature Title Date

/s/ Kai Sotorp President and Principal April 16, 2010
Kai Sotorp* Executive Officer

/s/ Frank K. Reilly Chairman and April 16, 2010
Frank K. Reilly* Trustee

/s/ Walter E. Auch Trustee April 16, 2010
Walter E. Auch*

/s/ Edward M. Roob Trustee April 16, 2010
Edward M. Roob*

/s/ Adela Cepeda Trustee April 16, 2010
Adela Cepeda*

/s/ J. Mikesell Thomas Trustee April 16, 2010
J. Mikesell Thomas*

/s/ Abbie J. Smith Trustee April 16, 2010
Abbie J. Smith*

/s/ John J. Murphy Trustee April 16, 2010
John J. Murphy*

/s/ Thomas Disbrow Treasurer and Principal April 16, 2010
Thomas Disbrow* Accounting Officer

* By:/s/ Joseph J. Allessie
Joseph J. Allessie, Attorney-in-Fact
(Pursuant to Powers of Attorney incorporated herein by reference.)

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.

Form of Investment Advisory Agreement between the Advisor and the Registrant on behalf of the UBS Market Neutral Multi-Strategy Fund	EX-99.d.21